JNLNY Separate Account II

Financial Statements

December 31, 2020

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/American Funds Balanced Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/American Funds Balanced Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	11	—	—
Total expenses	—	—	—	—	11	—	—
Net investment income (loss)	—	—	—	—	(11)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	(279)	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	(754)	—	—
Net realized and unrealized gain (loss)	—	—	—	—	(1,033)	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$(1,044)	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$82,830	$—	$78,818	$—
Receivables:
Investments in Fund shares sold	—	—	—	3	—	3	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	82,833	—	78,821	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	3	—	3	—
Total liabilities	—	—	—	3	—	3	—
Net assets	$—	$—	$—	$82,830	$—	$78,818	$—

Investments in Funds, shares outstanding	—	—	—	1,331	—	5,101	—
Investments in Funds, at cost	$—	$—	$—	$37,007	$—	$79,790	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$3,160	$—
Expenses
Asset-based charges	—	26	—	1,032	—	960	—
Total expenses	—	26	—	1,032	—	960	—
Net investment income (loss)	—	(26)	—	(1,032)	—	2,200	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(224)	—	472	—	(222)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(1,223)	—	22,648	—	2,053	—
Net realized and unrealized gain (loss)	—	(1,447)	—	23,120	—	1,831	—

Net change in net assets
from operations	$—	$(1,473)	$—	$22,088	$—	$4,031	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$74,893	$—	$19,948	$—
Receivables:
Investments in Fund shares sold	—	—	—	3	—	1	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	74,896	—	19,949	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	3	—	1	—
Total liabilities	—	—	—	3	—	1	—
Net assets	$—	$—	$—	$74,893	$—	$19,948	$—

Investments in Funds, shares outstanding	—	—	—	4,050	—	1,441	—
Investments in Funds, at cost	$—	$—	$—	$40,680	$—	$18,110	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	940	—	292	—
Total expenses	—	—	—	940	—	292	—
Net investment income (loss)	—	—	—	(940)	—	(292)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	326	—	18	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	9,884	—	952	—
Net realized and unrealized gain (loss)	—	—	—	10,210	—	970	—

Net change in net assets
from operations	$—	$—	$—	$9,270	$—	$678	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First State Global Infrastructure Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First State Global Infrastructure Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	17
Total expenses	—	—	—	—	—	—	17
Net investment income (loss)	—	—	—	—	—	—	(17)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	—	(315)
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	(869)
Net realized and unrealized gain (loss)	—	—	—	—	—	—	(1,184)

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$(1,201)

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$7,886
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	7,886

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$7,886

Investments in Funds, shares outstanding	—	—	—	—	—	—	250
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$3,115

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	15	19	18	—	—	100
Total expenses	—	15	19	18	—	—	100
Net investment income (loss)	—	(15)	(19)	(18)	—	—	(100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(443)	(904)	(1,826)	—	—	69
Net change in unrealized appreciation
(depreciation) on investments	—	(1,281)	(838)	(548)	—	—	1,247
Net realized and unrealized gain (loss)	—	(1,724)	(1,742)	(2,374)	—	—	1,316

Net change in net assets
from operations	$—	$(1,739)	$(1,761)	$(2,392)	$—	$—	$1,216

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$80,856	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	3	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	80,859	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	3	—	—	—
Total liabilities	—	—	—	3	—	—	—
Net assets	$—	$—	$—	$80,856	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	3,523	—	—	—
Investments in Funds, at cost	$—	$—	$—	$41,427	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	19	—	1,100	—	—	—
Total expenses	—	19	—	1,100	—	—	—
Net investment income (loss)	—	(19)	—	(1,100)	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	990	—	2,527	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	(2,480)	—	8,370	—	—	—
Net realized and unrealized gain (loss)	—	(1,490)	—	10,897	—	—	—

Net change in net assets
from operations	$—	$(1,509)	$—	$9,797	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments, at fair value	$—	$—	$88,832	$15,720	$16,768	$—	$—
Receivables:
Investments in Fund shares sold	—	—	4	1	1	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	88,836	15,721	16,769	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	4	1	1	—	—
Total liabilities	—	—	4	1	1	—	—
Net assets	$—	$—	$88,832	$15,720	$16,768	$—	$—

Investments in Funds, shares outstanding	—	—	3,691	1,644	1,100	—	—
Investments in Funds, at cost	$—	$—	$46,864	$15,616	$10,795	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$314	$—	$—
Expenses
Asset-based charges	—	—	1,115	200	214	—	—
Total expenses	—	—	1,115	200	214	—	—
Net investment income (loss)	—	—	(1,115)	(200)	100	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	265	—	—
Investments	—	—	1,880	(1,093)	59	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	16,145	(2,123)	1,384	—	—
Net realized and unrealized gain (loss)	—	—	18,025	(3,216)	1,708	—	—

Net change in net assets
from operations	$—	$—	$16,910	$(3,416)	$1,808	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Assets
Investments, at fair value	$10,299	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	10,299	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$10,299	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	862	—	—	—	—	—	—
Investments in Funds, at cost	$7,938	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	93	—	—	—	—	—	—
Total expenses	93	—	—	—	—	—	—
Net investment income (loss)	(93)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	2,361	—	—	—	—	—	—
Net realized and unrealized gain (loss)	2,372	—	—	—	—	—	—

Net change in net assets
from operations	$2,279	$—	$—	$—	$—	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$5,321	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	5,321	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$5,321	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	148	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$5,217	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	40	—	—
Total expenses	—	—	—	—	40	—	—
Net investment income (loss)	—	—	—	—	(40)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	758	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	104	—	—
Net realized and unrealized gain (loss)	—	—	—	—	862	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$822	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$16,074	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	1	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	16,075	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	1	—
Total liabilities	—	—	—	—	—	1	—
Net assets	$—	$—	$—	$—	$—	$16,074	$—

Investments in Funds, shares outstanding	—	—	—	—	—	500	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$4,117	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	208	—
Total expenses	—	—	—	—	—	208	—
Net investment income (loss)	—	—	—	—	—	(208)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	2,373	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	2,814	—
Net realized and unrealized gain (loss)	—	—	—	—	—	5,187	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$4,979	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$5,901	$—	$80,193	$79,465
Receivables:
Investments in Fund shares sold	—	—	—	—	—	3	3
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	5,901	—	80,196	79,468

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	3	3
Total liabilities	—	—	—	—	—	3	3
Net assets	$—	$—	$—	$5,901	$—	$80,193	$79,465

Investments in Funds, shares outstanding	—	—	—	128	—	3,157	2,790
Investments in Funds, at cost	$—	$—	$—	$5,678	$—	$51,053	$40,915

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	43	—	971	969
Total expenses	—	—	—	43	—	971	969
Net investment income (loss)	—	—	—	(43)	—	(971)	(969)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	1,194	—	1,107	5,052
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	223	—	8,872	6,558
Net realized and unrealized gain (loss)	—	—	—	1,417	—	9,979	11,610

Net change in net assets
from operations	$—	$—	$—	$1,374	$—	$9,008	$10,641

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Assets
Investments, at fair value	$120,841	$—	$42,500	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	5	—	2	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	120,846	—	42,502	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	5	—	2	—	—	—	—
Total liabilities	5	—	2	—	—	—	—
Net assets	$120,841	$—	$42,500	$—	$—	$—	$—

Investments in Funds, shares outstanding	5,587	—	3,104	—	—	—	—
Investments in Funds, at cost	$77,641	$—	$38,465	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,439	—	544	—	—	—	—
Total expenses	1,439	—	544	—	—	—	—
Net investment income (loss)	(1,439)	—	(544)	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,911	—	(38)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	11,370	—	1,547	—	—	—	—
Net realized and unrealized gain (loss)	13,281	—	1,509	—	—	—	—

Net change in net assets
from operations	$11,842	$—	$965	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class A
Assets
Investments, at fair value	$—	$2	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	2	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$2	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$2	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	11	11	—	—	—	—
Total expenses	—	11	11	—	—	—	—
Net investment income (loss)	—	(11)	(11)	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(510)	(705)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	(66)	51	—	—	—	—
Net realized and unrealized gain (loss)	—	(576)	(654)	—	—	—	—

Net change in net assets
from operations	$—	$(587)	$(665)	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$—	$63,702	$—	$—	$79,103	$106,638	$36,793
Receivables:
Investments in Fund shares sold	—	3	—	—	3	4	2
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	63,705	—	—	79,106	106,642	36,795

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	3	—	—	3	4	2
Total liabilities	—	3	—	—	3	4	2
Net assets	$—	$63,702	$—	$—	$79,103	$106,638	$36,793

Investments in Funds, shares outstanding	—	4,060	—	—	1,158	1,539	3,481
Investments in Funds, at cost	$—	$51,848	$—	$—	$33,527	$47,985	$36,723

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	824	—	—	1,024	1,328	471
Total expenses	—	824	—	—	1,024	1,328	471
Net investment income (loss)	—	(824)	—	—	(1,024)	(1,328)	(471)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	40	—	—	7,065	1,105	2,599
Net change in unrealized appreciation
(depreciation) on investments	—	5,673	—	—	14,676	17,935	70
Net realized and unrealized gain (loss)	—	5,713	—	—	21,741	19,040	2,669

Net change in net assets
from operations	$—	$4,889	$—	$—	$20,717	$17,712	$2,198

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard International Fund - Class A
Assets
Investments, at fair value	$—	$78,724	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	3	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	78,727	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	3	—	—	—	—	—
Total liabilities	—	3	—	—	—	—	—
Net assets	$—	$78,724	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	4,117	—	—	—	—	—
Investments in Funds, at cost	$—	$58,163	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	979	—	—	—	—	—
Total expenses	—	979	—	—	—	—	—
Net investment income (loss)	—	(979)	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	251	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	7,381	—	—	—	—	—
Net realized and unrealized gain (loss)	—	7,632	—	—	—	—	—

Net change in net assets
from operations	$—	$6,653	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2020

	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments, at fair value	$222	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—
Investment Division units sold	—	—	—
Total assets	222	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—
Investment Division units redeemed	—	—	—
Insurance fees due to Jackson
of New York	—	—	—
Total liabilities	—	—	—
Net assets	$222	$—	$—

Investments in Funds, shares outstanding	8	—	—
Investments in Funds, at cost	$134	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3	—	—	—	—	—	—
Total expenses	3	—	—	—	—	—	—
Net investment income (loss)	(3)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	15	—	—	—	—	—	—
Net realized and unrealized gain (loss)	18	—	—	—	—	—	—

Net change in net assets
from operations	$15	$—	$—	$—	$—	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)	JNL/Invesco China-India Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21	—	—	—	—	—	—
Total expenses	21	—	—	—	—	—	—
Net investment income (loss)	(21)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(1,105)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	(336)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(1,441)	—	—	—	—	—	—

Net change in net assets
from operations	$(1,462)	$—	$—	$—	$—	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Value Equity Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	45	—	—
Total expenses	—	—	45	—	—
Net investment income (loss)	—	—	(45)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—
Investments	—	—	1,161	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	(4,363)	—	—
Net realized and unrealized gain (loss)	—	—	(3,202)	—	—

Net change in net assets
from operations	$—	$—	$(3,247)	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(11)	$—	$—
Net realized gain (loss) on investments	—	—	—	—	(279)	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	(754)	—	—
Net change in net assets
from operations	—	—	—	—	(1,044)	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	(2,292)	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	(2,292)	—	—

Net change in net assets	—	—	—	—	(3,336)	—	—

Net assets beginning of year	—	—	—	—	3,336	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	92	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	(92)	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$2,301	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(26)	$—	$(1,032)	$—	$2,200	$—
Net realized gain (loss) on investments	—	(224)	—	472	—	(222)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(1,223)	—	22,648	—	2,053	—
Net change in net assets
from operations	—	(1,473)	—	22,088	—	4,031	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	(6,542)	—	—	—	3,277	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	(6,542)	—	—	—	3,277	—

Net change in net assets	—	(8,015)	—	22,088	—	7,308	—

Net assets beginning of year	—	8,015	—	60,742	—	71,510	—

Net assets end of year	$—	$—	$—	$82,830	$—	$78,818	$—

Contract unit transactions
Units outstanding at beginning of year	—	575	—	3,367	—	4,078	—
Units issued	—	—	—	—	—	296	—
Units redeemed	—	(575)	—	—	—	(65)	—
Units outstanding at end of year	—	—	—	3,367	—	4,309	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$7,611	$—
Proceeds from sales	$—	$6,569	$—	$1,032	$—	$2,134	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(940)	$—	$(292)	$—
Net realized gain (loss) on investments	—	—	—	326	—	18	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	9,884	—	952	—
Net change in net assets
from operations	—	—	—	9,270	—	678	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	(4)	—	(3)	—
Net change in net assets
from contract transactions	—	—	—	(4)	—	(3)	—

Net change in net assets	—	—	—	9,266	—	675	—

Net assets beginning of year	—	—	—	65,627	—	19,273	—

Net assets end of year	$—	$—	$—	$74,893	$—	$19,948	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	2,674	—	1,050	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	2,674	—	1,050	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$944	$—	$295	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First State Global Infrastructure Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$(17)
Net realized gain (loss) on investments	—	—	—	—	—	—	(315)
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	(869)
Net change in net assets
from operations	—	—	—	—	—	—	(1,201)

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	(4,154)
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	(4,154)

Net change in net assets	—	—	—	—	—	—	(5,355)

Net assets beginning of year	—	—	—	—	—	—	5,355

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	321
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	(321)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$4,171

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(15)	$(19)	$(18)	$—	$—	$(100)
Net realized gain (loss) on investments	—	(443)	(904)	(1,826)	—	—	69
Net change in unrealized appreciation
(depreciation) on investments	—	(1,281)	(838)	(548)	—	—	1,247
Net change in net assets
from operations	—	(1,739)	(1,761)	(2,392)	—	—	1,216

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	(2,941)	(4,314)	(3,611)	—	—	—
Contract owner charges	—	—	—	—	—	—	(34)
Net change in net assets
from contract transactions	—	(2,941)	(4,314)	(3,611)	—	—	(34)

Net change in net assets	—	(4,680)	(6,075)	(6,003)	—	—	1,182

Net assets beginning of year	—	4,680	6,075	6,003	—	—	6,704

Net assets end of year	$—	$—	$—	$—	$—	$—	$7,886

Contract unit transactions
Units outstanding at beginning of year	—	178	194	228	—	—	260
Units issued	—	10	2	18	—	—	—
Units redeemed	—	(188)	(196)	(246)	—	—	(2)
Units outstanding at end of year	—	—	—	—	—	—	258
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$235	$69	$413	$—	$—	$—
Proceeds from sales	$—	$3,189	$4,402	$4,041	$—	$—	$134

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$—	$(19)	$—	$(1,100)	$—	$—	$—
Net realized gain (loss) on investments	—	990	—	2,527	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	(2,480)	—	8,370	—	—	—
Net change in net assets
from operations	—	(1,509)	—	9,797	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	(5,000)	—	—	—
Transfers between Investment Divisions	—	(4,523)	—	(23)	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	(4,523)	—	(5,023)	—	—	—

Net change in net assets	—	(6,032)	—	4,774	—	—	—

Net assets beginning of year	—	6,032	—	76,082	—	—	—

Net assets end of year	$—	$—	$—	$80,856	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	246	—	3,563	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	(246)	—	(234)	—	—	—
Units outstanding at end of year	—	—	—	3,329	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$4,538	$—	$6,123	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(1,115)	$(200)	$100	$—	$—
Net realized gain (loss) on investments	—	—	1,880	(1,093)	324	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	16,145	(2,123)	1,384	—	—
Net change in net assets
from operations	—	—	16,910	(3,416)	1,808	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	(7,175)	940	—	—	—
Contract owner charges	—	—	(3)	—	—	—	—
Net change in net assets
from contract transactions	—	—	(7,178)	940	—	—	—

Net change in net assets	—	—	9,732	(2,476)	1,808	—	—

Net assets beginning of year	—	—	79,100	18,196	14,960	—	—

Net assets end of year	$—	$—	$88,832	$15,720	$16,768	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	2,544	1,153	909	—	—
Units issued	—	—	10	334	—	—	—
Units redeemed	—	—	(291)	(337)	—	—	—
Units outstanding at end of year	—	—	2,263	1,150	909	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$394	$4,501	$579	$—	$—
Proceeds from sales	$—	$—	$8,688	$3,759	$214	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Operations
Net investment income (loss)	$(93)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	11	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	2,361	—	—	—	—	—	—
Net change in net assets
from operations	2,279	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	8,020	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	8,020	—	—	—	—	—	—

Net change in net assets	10,299	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$10,299	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	724	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	724	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,020	$—	$—	$—	$—	$—	$—
Proceeds from sales	$93	$—	$—	$—	$—	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(40)	$—	$—
Net realized gain (loss) on investments	—	—	—	—	758	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	104	—	—
Net change in net assets
from operations	—	—	—	—	822	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	4,499	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	4,499	—	—

Net change in net assets	—	—	—	—	5,321	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$5,321	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	408	—	—
Units redeemed	—	—	—	—	(204)	—	—
Units outstanding at end of year	—	—	—	—	204	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$9,733	$—	$—
Proceeds from sales	$—	$—	$—	$—	$5,273	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(208)	$—
Net realized gain (loss) on investments	—	—	—	—	—	2,373	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	2,814	—
Net change in net assets
from operations	—	—	—	—	—	4,979	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	(2,903)	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	(2,903)	—

Net change in net assets	—	—	—	—	—	2,076	—

Net assets beginning of year	—	—	—	—	—	13,998	—

Net assets end of year	$—	$—	$—	$—	$—	$16,074	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	326	—
Units issued	—	—	—	—	—	6	—
Units redeemed	—	—	—	—	—	(71)	—
Units outstanding at end of year	—	—	—	—	—	261	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$365	$—
Proceeds from sales	$—	$—	$—	$—	$—	$3,476	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(43)	$—	$(971)	$(969)
Net realized gain (loss) on investments	—	—	—	1,194	—	1,107	5,052
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	223	—	8,872	6,558
Net change in net assets
from operations	—	—	—	1,374	—	9,008	10,641

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	4,527	—	2,801	4,641
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	4,527	—	2,801	4,641

Net change in net assets	—	—	—	5,901	—	11,809	15,282

Net assets beginning of year	—	—	—	—	—	68,384	64,183

Net assets end of year	$—	$—	$—	$5,901	$—	$80,193	$79,465

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	2,117	2,203
Units issued	—	—	—	252	—	190	447
Units redeemed	—	—	—	(126)	—	(76)	(299)
Units outstanding at end of year	—	—	—	126	—	2,231	2,351
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$10,193	$—	$5,440	$13,910
Proceeds from sales	$—	$—	$—	$5,709	$—	$3,609	$10,238

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$(1,439)	$—	$(544)	$—	$—	$—	$—
Net realized gain (loss) on investments	1,911	—	(38)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	11,370	—	1,547	—	—	—	—
Net change in net assets
from operations	11,842	—	965	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	3,709	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	3,709	—	—	—	—	—	—

Net change in net assets	15,551	—	965	—	—	—	—

Net assets beginning of year	105,290	—	41,535	—	—	—	—

Net assets end of year	$120,841	$—	$42,500	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	3,755	—	1,785	—	—	—	—
Units issued	358	—	—	—	—	—	—
Units redeemed	(165)	—	—	—	—	—	—
Units outstanding at end of year	3,948	—	1,785	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,593	$—	$—	$—	$—	$—	$—
Proceeds from sales	$6,323	$—	$544	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$—	$(11)	$(11)	$—	$—	$—	$—
Net realized gain (loss) on investments	—	(510)	(705)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	(66)	51	—	—	—	—
Net change in net assets
from operations	—	(587)	(665)	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	(2,710)	(2,662)	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	(2,710)	(2,662)	—	—	—	—

Net change in net assets	—	(3,297)	(3,327)	—	—	—	—

Net assets beginning of year	—	3,299	3,327	—	—	—	—

Net assets end of year	$—	$2	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	278	166	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	(277)	(166)	—	—	—	—
Units outstanding at end of year	—	1	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$2,721	$2,673	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$—	$(824)	$—	$—	$(1,024)	$(1,328)	$(471)
Net realized gain (loss) on investments	—	40	—	—	7,065	1,105	2,599
Net change in unrealized appreciation
(depreciation) on investments	—	5,673	—	—	14,676	17,935	70
Net change in net assets
from operations	—	4,889	—	—	20,717	17,712	2,198

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	(10,524)	(2,707)	34,595
Contract owner charges	—	—	—	—	—	(8)	—
Net change in net assets
from contract transactions	—	—	—	—	(10,524)	(2,715)	34,595

Net change in net assets	—	4,889	—	—	10,193	14,997	36,793

Net assets beginning of year	—	58,813	—	—	68,910	91,641	—

Net assets end of year	$—	$63,702	$—	$—	$79,103	$106,638	$36,793

Contract unit transactions
Units outstanding at beginning of year	—	2,783	—	—	1,806	1,902	—
Units issued	—	—	—	—	57	1	8,234
Units redeemed	—	—	—	—	(328)	(85)	(4,768)
Units outstanding at end of year	—	2,783	—	—	1,535	1,818	3,466
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$2,880	$65	$85,021
Proceeds from sales	$—	$824	$—	$—	$14,428	$4,108	$50,898

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$—	$(979)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	251	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	7,381	—	—	—	—	—
Net change in net assets
from operations	—	6,653	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	3,246	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	3,246	—	—	—	—	—

Net change in net assets	—	9,899	—	—	—	—	—

Net assets beginning of year	—	68,825	—	—	—	—	—

Net assets end of year	$—	$78,724	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,350	—	—	—	—	—
Units issued	—	141	—	—	—	—	—
Units redeemed	—	(17)	—	—	—	—	—
Units outstanding at end of year	—	2,474	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$3,767	$—	$—	$—	$—	$—
Proceeds from sales	$—	$1,500	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)
Operations
Net investment income (loss)	$(3)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	3	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	15	—	—	—	—	—	—
Net change in net assets
from operations	15	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	(5)	—	—	—	—	—	—
Net change in net assets
from contract transactions	(5)	—	—	—	—	—	—

Net change in net assets	10	—	—	—	—	—	—

Net assets beginning of year	212	—	—	—	—	—	—

Net assets end of year	$222	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	12	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	12	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$8	$—	$—	$—	$—	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)	JNL/Invesco China-India Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Operations
Net investment income (loss)	$(21)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	(1,105)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	(336)	—	—	—	—	—	—
Net change in net assets
from operations	(1,462)	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	(5,183)	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	(5,183)	—	—	—	—	—	—

Net change in net assets	(6,645)	—	—	—	—	—	—

Net assets beginning of year	6,645	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	456	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	(456)	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$5,204	$—	$—	$—	$—	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2020

	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Value Equity Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)
Operations
Net investment income (loss)	$—	$—	$(45)	$—	$—
Net realized gain (loss) on investments	—	—	1,161	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	(4,363)	—	—
Net change in net assets
from operations	—	—	(3,247)	—	—

Contract transactions
Purchase payments	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—
Transfers between Investment Divisions	—	—	(8,021)	—	—
Contract owner charges	—	—	(3)	—	—
Net change in net assets
from contract transactions	—	—	(8,024)	—	—

Net change in net assets	—	—	(11,271)	—	—

Net assets beginning of year	—	—	11,271	—	—

Net assets end of year	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	614	—	—
Units issued	—	—	—	—	—
Units redeemed	—	—	(614)	—	—
Units outstanding at end of year	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$8,070	$—	$—

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/American Funds Balanced Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(47)	$—	$—
Net realized gain (loss) on investments	—	—	—	41	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	885	—	—
Net change in net assets
from operations	—	—	—	879	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	(205)	—	—
Contract owner charges	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	(205)	—	—

Net change in net assets	—	—	—	674	—	—

Net assets beginning of year	—	—	—	2,662	—	—

Net assets end of year	$—	$—	$—	$3,336	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	98	—	—
Units issued	—	—	—	1	—	—
Units redeemed	—	—	—	(7)	—	—
Units outstanding at end of year	—	—	—	92	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Managed Futures Strategy Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(111)	$—	$(834)	$—	$1,003	$—
Net realized gain (loss) on investments	—	11	—	265	—	3,445	—
Net change in unrealized appreciation
(depreciation) on investments	—	1,188	—	14,705	—	6,134	—
Net change in net assets
from operations	—	1,088	—	14,136	—	10,582	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	198	—	—	—	1,543	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	198	—	—	—	1,543	—

Net change in net assets	—	1,286	—	14,136	—	12,125	—

Net assets beginning of year	—	6,729	—	46,606	—	59,385	—

Net assets end of year	$—	$8,015	$—	$60,742	$—	$71,510	$—

Contract unit transactions
Units outstanding at beginning of year	—	559	—	3,367	—	3,969	—
Units issued	—	16	—	—	—	252	—
Units redeemed	—	—	—	—	—	(143)	—
Units outstanding at end of year	—	575	—	3,367	—	4,078	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(894)	$—	$228	$—
Net realized gain (loss) on investments	—	—	—	271	—	12	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	14,826	—	886	—
Net change in net assets
from operations	—	—	—	14,203	—	1,126	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	(4)	—	(3)	—
Net change in net assets
from contract transactions	—	—	—	(4)	—	(3)	—

Net change in net assets	—	—	—	14,199	—	1,123	—

Net assets beginning of year	—	—	—	51,428	—	18,150	—

Net assets end of year	$—	$—	$—	$65,627	$—	$19,273	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	2,674	—	1,050	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	2,674	—	1,050	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First State Global Infrastructure Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$(74)
Net realized gain (loss) on investments	—	—	—	—	—	—	9
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	717
Net change in net assets
from operations	—	—	—	—	—	—	652

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	225
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	225

Net change in net assets	—	—	—	—	—	—	877

Net assets beginning of year	—	—	—	—	—	—	4,478

Net assets end of year	$—	$—	$—	$—	$—	$—	$5,355

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	307
Units issued	—	—	—	—	—	—	14
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	321

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$—	$(65)	$(9)	$112	$—	$—	$(93)
Net realized gain (loss) on investments	—	52	621	448	—	—	60
Net change in unrealized appreciation
(depreciation) on investments	—	898	723	688	—	—	1,373
Net change in net assets
from operations	—	885	1,335	1,248	—	—	1,340

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	77	(100)	(100)	—	—	—
Contract owner charges	—	—	—	—	—	—	(34)
Net change in net assets
from contract transactions	—	77	(100)	(100)	—	—	(34)

Net change in net assets	—	962	1,235	1,148	—	—	1,306

Net assets beginning of year	—	3,718	4,840	4,855	—	—	5,398

Net assets end of year	$—	$4,680	$6,075	$6,003	$—	$—	$6,704

Contract unit transactions
Units outstanding at beginning of year	—	174	197	231	—	—	261
Units issued	—	10	4	4	—	—	—
Units redeemed	—	(6)	(7)	(7)	—	—	(1)
Units outstanding at end of year	—	178	194	228	—	—	260

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$—	$(84)	$—	$(1,099)	$—	$—	$—
Net realized gain (loss) on investments	—	61	—	1,663	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	1,136	—	10,991	—	—	—
Net change in net assets
from operations	—	1,113	—	11,555	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	(3,487)	—	—	—
Transfers between Investment Divisions	—	(37)	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	(37)	—	(3,487)	—	—	—

Net change in net assets	—	1,076	—	8,068	—	—	—

Net assets beginning of year	—	4,956	—	68,014	—	—	—

Net assets end of year	$—	$6,032	$—	$76,082	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	248	—	3,738	—	—	—
Units issued	—	2	—	—	—	—	—
Units redeemed	—	(4)	—	(175)	—	—	—
Units outstanding at end of year	—	246	—	3,563	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan Global Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$—	$—	$(640)	$(253)	$39	$—	$—
Net realized gain (loss) on investments	—	—	7,258	51	868	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	11,785	3,276	2,202	—	—
Net change in net assets
from operations	—	—	18,403	3,074	3,109	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	(2,685)	211	—	—	—
Contract owner charges	—	—	(3)	—	—	—	—
Net change in net assets
from contract transactions	—	—	(2,688)	211	—	—	—

Net change in net assets	—	—	15,715	3,285	3,109	—	—

Net assets beginning of year	—	—	63,385	14,911	11,851	—	—

Net assets end of year	$—	$—	$79,100	$18,196	$14,960	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	2,636	1,140	909	—	—
Units issued	—	—	24	46	—	—	—
Units redeemed	—	—	(116)	(33)	—	—	—
Units outstanding at end of year	—	—	2,544	1,153	909	—	—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—
Contract owner charges	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—

Net change in net assets	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(193)	$—
Net realized gain (loss) on investments	—	—	—	—	—	1,100	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	3,823	—
Net change in net assets
from operations	—	—	—	—	—	4,730	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	(1,664)	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	(1,664)	—

Net change in net assets	—	—	—	—	—	3,066	—

Net assets beginning of year	—	—	—	—	—	10,932	—

Net assets end of year	$—	$—	$—	$—	$—	$13,998	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	371	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	(45)	—
Units outstanding at end of year	—	—	—	—	—	326	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(942)	$(31)
Net realized gain (loss) on investments	—	—	—	—	—	228	3,863
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	13,619	10,780
Net change in net assets
from operations	—	—	—	—	—	12,905	14,612

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	1,655	(1,468)
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	1,655	(1,468)

Net change in net assets	—	—	—	—	—	14,560	13,144

Net assets beginning of year	—	—	—	—	—	53,824	51,039

Net assets end of year	$—	$—	$—	$—	$—	$68,384	$64,183

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	2,061	2,257
Units issued	—	—	—	—	—	56	36
Units redeemed	—	—	—	—	—	—	(90)
Units outstanding at end of year	—	—	—	—	—	2,117	2,203

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$(1,460)	$—	$(568)	$—	$—	$—	$—
Net realized gain (loss) on investments	709	—	(22)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	18,431	—	9,911	—	—	—	—
Net change in net assets
from operations	17,680	—	9,321	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	2,981	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	2,981	—	—	—	—	—	—

Net change in net assets	20,661	—	9,321	—	—	—	—

Net assets beginning of year	84,629	—	32,214	—	—	—	—

Net assets end of year	$105,290	$—	$41,535	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	3,635	—	1,785	—	—	—	—
Units issued	164	—	—	—	—	—	—
Units redeemed	(44)	—	—	—	—	—	—
Units outstanding at end of year	3,755	—	1,785	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$—	$(46)	$(47)	$—	$—	$—	$—
Net realized gain (loss) on investments	—	(1)	(4)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	238	417	—	—	—	—
Net change in net assets
from operations	—	191	366	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	275	140	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	275	140	—	—	—	—

Net change in net assets	—	466	506	—	—	—	—

Net assets beginning of year	—	2,833	2,821	—	—	—	—

Net assets end of year	$—	$3,299	$3,327	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	254	159	—	—	—	—
Units issued	—	24	7	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	278	166	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$—	$573	$—	$(949)	$(1,267)	$—
Net realized gain (loss) on investments	—	5,776	—	1,412	594	—
Net change in unrealized appreciation
(depreciation) on investments	—	2,524	—	15,277	21,587	—
Net change in net assets
from operations	—	8,873	—	15,740	20,914	—

Contract transactions
Purchase payments	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	(1,497)	(172)	—
Contract owner charges	—	—	—	—	(8)	—
Net change in net assets
from contract transactions	—	—	—	(1,497)	(180)	—

Net change in net assets	—	8,873	—	14,243	20,734	—

Net assets beginning of year	—	49,940	—	54,667	70,907	—

Net assets end of year	$—	$58,813	$—	$68,910	$91,641	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,783	—	1,851	1,906	—
Units issued	—	—	—	29	1	—
Units redeemed	—	—	—	(74)	(5)	—
Units outstanding at end of year	—	2,783	—	1,806	1,902	—

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statements of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$—	$(940)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	482	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	13,738	—	—	—	—	—
Net change in net assets
from operations	—	13,280	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	625	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	625	—	—	—	—	—

Net change in net assets	—	13,905	—	—	—	—	—

Net assets beginning of year	—	54,920	—	—	—	—	—

Net assets end of year	$—	$68,825	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,329	—	—	—	—	—
Units issued	—	125	—	—	—	—	—
Units redeemed	—	(104)	—	—	—	—	—
Units outstanding at end of year	—	2,350	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 50 Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A
Operations
Net investment income (loss)	$(3)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	3	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	37	—	—	—	—	—	—
Net change in net assets
from operations	37	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	—
Contract owner charges	(4)	—	—	—	—	—	—
Net change in net assets
from contract transactions	(4)	—	—	—	—	—	—

Net change in net assets	33	—	—	—	—	—	—

Net assets beginning of year	179	—	—	—	—	—	—

Net assets end of year	$212	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	12	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	12	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/Invesco China-India Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(94)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	(5)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments	1,167	—	—	—	—	—	—
Net change in net assets
from operations	1,068	—	—	—	—	—	—

Contract transactions
Purchase payments	—	—	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	(16)	—	—	—	—	—	—
Contract owner charges	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	(16)	—	—	—	—	—	—

Net change in net assets	1,052	—	—	—	—	—	—

Net assets beginning of year	5,593	—	—	—	—	—	—

Net assets end of year	$6,645	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	457	—	—	—	—	—	—
Units issued	7	—	—	—	—	—	—
Units redeemed	(8)	—	—	—	—	—	—
Units outstanding at end of year	456	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/S&P Mid 3 Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(156)	$—	$—
Net realized gain (loss) on investments	—	—	52	—	—
Net change in unrealized appreciation
(depreciation) on investments	—	—	1,983	—	—
Net change in net assets
from operations	—	—	1,879	—	—

Contract transactions
Purchase payments	—	—	—	—	—
Surrenders and terminations	—	—	—	—	—
Transfers between Investment Divisions	—	—	(1)	—	—
Contract owner charges	—	—	(3)	—	—
Net change in net assets
from contract transactions	—	—	(4)	—	—

Net change in net assets	—	—	1,875	—	—

Net assets beginning of year	—	—	9,396	—	—

Net assets end of year	$—	$—	$11,271	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	614	—	—
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	—
Units outstanding at end of year	—	—	614	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	18.003954	14.64		1.50
12/31/2019	—	—	0.00	15.704980	24.18		1.50
12/31/2018	—	—	0.00	12.647294	(11.81)		1.50
12/31/2017	—	—	0.00	14.340922	19.60		1.50
12/31/2016	—	—	0.00	11.990810	6.48		1.50
JNL Conservative Allocation Fund - Class A
12/31/2020	—	—	0.00	12.729914	5.91		1.50
12/31/2019	—	—	0.00	12.019231	10.78		1.50
12/31/2018	—	—	0.00	10.849429	(4.57)		1.50
12/31/2017+	—	—	0.00	11.369295	0.96	‡	1.50
JNL Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	18.584304	13.63		1.50
12/31/2019	—	—	0.00	16.355531	21.84		1.50
12/31/2018	—	—	0.00	13.423710	(10.43)		1.50
12/31/2017	—	—	0.00	14.987161	16.87		1.50
12/31/2016	—	—	0.00	12.823384	5.93		1.50
JNL iShares Tactical Growth Fund - Class A
12/31/2020	—	—	0.00	18.513610	10.61		1.50
12/31/2019	—	—	0.00	16.737935	19.84		1.50
12/31/2018+	—	—	0.00	13.966691	(11.01	)‡	1.50
JNL iShares Tactical Moderate Fund - Class A
12/31/2020	—	—	0.00	14.062216	7.06		1.50
12/31/2019	—	—	0.00	13.134510	12.67		1.50
12/31/2018+	—	—	0.00	11.657046	(6.58	)‡	1.50
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2020	—	—	0.00	16.533652	9.49		1.50
12/31/2019	—	—	0.00	15.100465	16.31		1.50
12/31/2018+	—	—	0.00	12.983499	(8.68	)‡	1.50
JNL Moderate Allocation Fund - Class A
12/31/2020	—	—	0.00	16.355624	9.54		1.50
12/31/2019	—	—	0.00	14.931178	13.95		1.50
12/31/2018	—	—	0.00	13.103805	(6.36)		1.50
12/31/2017+	—	—	0.00	13.994139	1.85	‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Conservative Allocation Fund - Class A - September 25, 2017; JNL iShares Tactical Growth Fund - Class A - August 13, 2018; JNL iShares Tactical Moderate Fund - Class A - August 13, 2018; JNL iShares Tactical Moderate Growth Fund - Class A - August 13, 2018; JNL Moderate Allocation Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	17.956106	11.12	1.50
12/31/2019	—	—	0.00	16.159833	17.75	1.50
12/31/2018	—	—	0.00	13.723668	(8.04)	1.50
12/31/2017	—	—	0.00	14.922719	12.84	1.50
12/31/2016	—	—	0.00	13.225171	5.67	1.50
JNL Multi-Manager Alternative Fund - Class A
12/31/2020+	—	—	0.00	10.720506	14.17 ‡	1.50
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2020	—	—	0.00	14.965147	7.28	1.50
12/31/2019	—	—	0.00	13.949807	16.09	1.50
12/31/2018	—	—	0.00	12.016103	(19.57)	1.50
12/31/2017	—	—	0.00	14.939787	26.69	1.50
12/31/2016	—	—	0.00	11.792401	17.51	1.50
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2020	—	—	0.00	16.146235	12.81	1.50
12/31/2019	—	—	0.00	14.312483	26.85	1.50
12/31/2018	—	—	0.00	11.283103	(7.11)	1.50
12/31/2017	—	—	0.00	12.146705	14.32	1.50
12/31/2016+	—	—	0.00	10.625489	6.25 ‡	1.50
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2020	—	—	0.00	52.247021	44.25	1.50
12/31/2019	3	0	0.00	36.220676	33.86	1.50
12/31/2018	3	0	0.00	27.057648	(3.52)	1.50
12/31/2017	3	0	0.00	28.044909	25.35	1.50
12/31/2016	3	0	0.00	22.372782	4.17	1.50
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2020	—	—	0.00	20.088186	4.19	1.50
12/31/2019	—	—	0.00	19.280745	23.40	1.50
12/31/2018	—	—	0.00	15.624703	(16.05)	1.50
12/31/2017	—	—	0.00	18.611791	9.41	1.50
12/31/2016	—	—	0.00	17.010532	21.94	1.50
JNL/American Funds Balanced Fund - Class A
12/31/2020	—	—	0.00	21.113289	10.39	1.50
12/31/2019	—	—	0.00	19.126168	18.98	1.50
12/31/2018	—	—	0.00	16.075310	(6.31)	1.50
12/31/2017	—	—	0.00	17.157792	14.98	1.50
12/31/2016	—	—	0.00	14.922818	4.16	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2020; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2020	—	—	0.00	24.048037	6.80	1.50
12/31/2019	—	—	0.00	22.515897	19.16	1.50
12/31/2018	—	—	0.00	18.895076	(10.36)	1.50
12/31/2017	—	—	0.00	21.078536	14.87	1.50
12/31/2016	—	—	0.00	18.349296	16.58	1.50
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2020	—	—	0.00	11.086442	2.43	1.50
12/31/2019	—	—	0.00	10.823036	15.68	1.50
12/31/2018+	—	—	0.00	9.356017	(5.97)‡	1.50
JNL/American Funds Capital World Bond Fund - Class A
12/31/2020	—	—	0.00	11.678022	7.92	1.50
12/31/2019	—	—	0.00	10.821189	5.91	1.50
12/31/2018	—	—	0.00	10.217457	(3.09)	1.50
12/31/2017	—	—	0.00	10.543374	4.98	1.50
12/31/2016	—	—	0.00	10.043590	0.80	1.50
JNL/American Funds Global Growth Fund - Class A
12/31/2020	—	—	0.00	22.488144	28.15	1.50
12/31/2019	—	—	0.00	17.548414	32.95	1.50
12/31/2018+	—	—	0.00	13.199443	(13.68)‡	1.50
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2020	—	—	0.00	22.697243	27.39	1.50
12/31/2019	—	—	0.00	17.816532	29.15	1.50
12/31/2018	—	—	0.00	13.795735	(12.11)	1.50
12/31/2017	—	—	0.00	15.696393	23.66	1.50
12/31/2016	—	—	0.00	12.693131	0.25	1.50
JNL/American Funds Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	21.014716	18.25	1.50
12/31/2019	—	—	0.00	17.770715	21.53	1.50
12/31/2018	—	—	0.00	14.622617	(6.81)	1.50
12/31/2017	—	—	0.00	15.690367	18.81	1.50
12/31/2016	—	—	0.00	13.205733	5.86	1.50
JNL/American Funds Growth Fund - Class A
12/31/2020	—	—	0.00	38.063723	49.34	1.50
12/31/2019	—	—	0.00	25.487444	28.38	1.50
12/31/2018+	—	—	0.00	19.853375	(12.32)‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Global Growth Fund - Class A - August 13, 2018; JNL/American Funds Growth Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth-Income Fund - Class A
12/31/2020	—	—	0.00	28.333728	11.42	1.50
12/31/2019	—	—	0.00	25.430740	23.78	1.50
12/31/2018	—	—	0.00	20.544386	(3.62)	1.50
12/31/2017	—	—	0.00	21.316878	20.07	1.50
12/31/2016	—	—	0.00	17.754382	9.43	1.50
JNL/American Funds International Fund - Class A
12/31/2020	—	—	0.00	16.947069	11.87	1.50
12/31/2019	—	—	0.00	15.149369	20.63	1.50
12/31/2018	—	—	0.00	12.558798	(14.83)	1.50
12/31/2017	—	—	0.00	14.744961	29.68	1.50
12/31/2016	—	—	0.00	11.370310	1.57	1.50
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	18.112311	15.57	1.50
12/31/2019	—	—	0.00	15.671835	16.88	1.50
12/31/2018	—	—	0.00	13.408208	(6.00)	1.50
12/31/2017	—	—	0.00	14.263357	13.98	1.50
12/31/2016	—	—	0.00	12.514176	5.75	1.50
JNL/American Funds New World Fund - Class A
12/31/2020	—	—	0.00	17.516689	21.22	1.50
12/31/2019	—	—	0.00	14.449910	26.77	1.50
12/31/2018	—	—	0.00	11.398498	(15.70)	1.50
12/31/2017	—	—	0.00	13.520584	26.98	1.50
12/31/2016	—	—	0.00	10.647850	3.36	1.50
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2020	—	—	0.00	11.690291	10.11	1.50
12/31/2019+	—	—	0.00	10.616767	6.17 ‡	1.50
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2020	—	—	0.00	19.267641	9.64	1.50
12/31/2019	—	—	0.00	17.572906	24.06	1.50
12/31/2018	—	—	0.00	14.164687	(14.66)	1.50
12/31/2017	—	—	0.00	16.597438	21.16	1.50
12/31/2016	—	—	0.00	13.699164	6.33	1.50
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2020	—	—	0.00	8.326935	(3.43)	1.50
12/31/2019	—	—	0.00	8.622978	(1.36)	1.50
12/31/2018	—	—	0.00	8.741787	(10.68)	1.50
12/31/2017	—	—	0.00	9.786648	(2.76)	1.50
12/31/2016	—	—	0.00	10.064708	(9.92)	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Advantage International Fund - Class A
12/31/2020	—	—	0.00	11.052695	5.23	1.50
12/31/2019+	—	—	0.00	10.503063	5.03 ‡	1.50
JNL/BlackRock Global Allocation Fund - Class A
12/31/2020	—	—	0.00	16.451011	17.17	1.50
12/31/2019	8	1	0.00	14.040691	15.96	1.50
12/31/2018	7	1	0.73	12.108532	(9.00)	1.50
12/31/2017	7	1	1.58	13.306609	12.14	1.50
12/31/2016	6	1	0.39	11.865892	2.42	1.50
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2020	—	—	0.00	7.877795	2.74	1.50
12/31/2019	—	—	0.00	7.667565	13.08	1.50
12/31/2018	—	—	0.00	6.780675	(18.51)	1.50
12/31/2017	—	—	0.00	8.320396	(4.34)	1.50
12/31/2016	—	—	0.00	8.698163	24.65	1.50
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2020	83	3	0.00	24.599656	36.36	1.50
12/31/2019	61	3	0.00	18.039611	30.33	1.50
12/31/2018	47	3	0.00	13.841392	0.36	1.50
12/31/2017	46	3	0.00	13.791768	31.64	1.50
12/31/2016	35	3	0.00	10.477144	(1.04)	1.50
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2020	—	—	0.00	9.874317	(1.78)	1.50
12/31/2019	—	—	0.00	10.053177	3.28	1.50
12/31/2018+	—	—	0.00	9.733957	(6.75)‡	1.50
JNL/Causeway International Value Select Fund - Class A
12/31/2020	79	4	4.91	18.294945	4.32	1.50
12/31/2019	72	4	3.05	17.537746	17.20	1.50
12/31/2018	59	4	1.64	14.963560	(18.75)	1.50
12/31/2017	68	4	1.03	18.415621	26.56	1.50
12/31/2016	54	4	1.21	14.550959	(1.48)	1.50
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2020	—	—	0.00	17.720327	28.56	1.50
12/31/2019	—	—	0.00	13.783493	29.71	1.50
12/31/2018	—	—	0.00	10.626316	(1.68)	1.50
12/31/2017+	—	—	0.00	10.807720	8.08 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/Boston Partners Global Long Short Equity Fund - Class A - August 13, 2018; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL/DFA Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	12.744759	8.94		1.50
12/31/2019	—	—	0.00	11.698717	19.65		1.50
12/31/2018	—	—	0.00	9.777601	(11.99)		1.50
12/31/2017+	—	—	0.00	11.109095	9.99	‡	1.50
JNL/DFA International Core Equity Fund - Class A
12/31/2020	—	—	0.00	11.312407	5.37		1.50
12/31/2019+	—	—	0.00	10.735839	7.36	‡	1.50
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	12.473300	8.51		1.50
12/31/2019	—	—	0.00	11.495141	16.63		1.50
12/31/2018	—	—	0.00	9.855848	(9.31)		1.50
12/31/2017+	—	—	0.00	10.867069	7.81	‡	1.50
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2020	75	3	0.00	28.022151	14.13		1.50
12/31/2019	66	3	0.00	24.553389	27.62		1.50
12/31/2018	51	3	0.93	19.240008	(9.13)		1.50
12/31/2017	57	3	0.89	21.174244	18.44		1.50
12/31/2016	48	3	1.00	17.877473	12.32		1.50
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2020	—	—	0.00	20.609930	11.50		1.50
12/31/2019	—	—	0.00	18.485050	19.55		1.50
12/31/2018+	—	—	0.00	15.461763	(19.84	)‡	1.50
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2020	20	1	0.00	19.032518	3.52		1.50
12/31/2019	19	1	2.71	18.385078	6.21		1.50
12/31/2018	18	1	1.03	17.310488	(1.94)		1.50
12/31/2017	19	1	0.28	17.652568	3.83		1.50
12/31/2016	32	2	0.39	17.001871	1.20		1.50
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2020	—	—	0.00	11.703447	1.51		1.50
12/31/2019	—	—	0.00	11.529755	9.72		1.50
12/31/2018+	—	—	0.00	10.507908	(0.50	)‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA U.S. Small Cap Fund - Class A - August 13, 2018; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2020	—	—	0.00	21.568994	13.47	1.50
12/31/2019	—	—	0.00	19.009229	31.67	1.50
12/31/2018	—	—	0.00	14.437517	(5.94)	1.50
12/31/2017+	—	—	0.00	15.349003	11.10 ‡	1.50
JNL/DoubleLine Total Return Fund - Class A
12/31/2020	—	—	0.00	11.731699	1.13	1.50
12/31/2019	—	—	0.00	11.600224	4.05	1.50
12/31/2018	—	—	0.00	11.148634	0.28	1.50
12/31/2017	—	—	0.00	11.117581	2.52	1.50
12/31/2016	—	—	0.00	10.844790	0.54	1.50
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2020	—	—	0.00	17.776410	6.80	1.50
12/31/2019	—	—	0.00	16.645258	7.60	1.50
12/31/2018	—	—	0.00	15.469459	(3.06)	1.50
12/31/2017	—	—	0.00	15.958281	1.49	1.50
12/31/2016	—	—	0.00	15.723569	0.58	1.50
JNL/First State Global Infrastructure Fund - Class A
12/31/2020	—	—	0.00	16.400800	(5.11)	1.50
12/31/2019	—	—	0.00	17.284860	25.03	1.50
12/31/2018	—	—	0.00	13.824524	(7.80)	1.50
12/31/2017	—	—	0.00	14.993898	8.27	1.50
12/31/2016	—	—	0.00	13.848290	10.91	1.50
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2020	—	—	0.00	10.436568	(8.09)	1.50
12/31/2019	—	—	0.00	11.354913	(0.55)	1.50
12/31/2018	—	—	0.00	11.417598	(0.76)	1.50
12/31/2017	—	—	0.00	11.505321	2.03	1.50
12/31/2016	—	—	0.00	11.276005	2.27	1.50
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2020	—	—	0.00	15.418248	9.63	1.50
12/31/2019	—	—	0.00	14.064415	15.96	1.50
12/31/2018	—	—	0.00	12.129193	(10.80)	1.50
12/31/2017	—	—	0.00	13.598412	10.10	1.50
12/31/2016	—	—	0.00	12.350893	11.75	1.50
JNL/Franklin Templeton Income Fund - Class A
12/31/2020	—	—	0.00	16.633267	(0.64)	1.50
12/31/2019	5	0	0.00	16.739769	14.36	1.50
12/31/2018	4	0	4.55	14.637974	(5.75)	1.50
12/31/2017	5	0	3.83	15.530530	8.30	1.50
12/31/2016	4	0	4.68	14.340630	12.42	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - April 24, 2017.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2020	—	—	0.00	11.199025	(4.78)	1.50
12/31/2019	—	—	0.00	11.761450	16.63	1.50
12/31/2018	—	—	0.00	10.084333	(20.98)	1.50
12/31/2017	—	—	0.00	12.761960	30.32	1.50
12/31/2016	—	—	0.00	9.792722	(2.64)	1.50
JNL/Goldman Sachs 4 Fund - Class A
12/31/2020	—	—	0.00	26.958100	2.96	1.50
12/31/2019	5	0	0.00	26.183153	23.18	1.50
12/31/2018	4	0	0.00	21.256441	(7.68)	1.50
12/31/2017	4	0	0.00	23.024337	13.67	1.50
12/31/2016	4	0	0.00	20.255056	8.65	1.50
JNL/Goldman Sachs Competitive Advantage Fund - Class A
12/31/2020	—	—	0.00	36.336476	17.13	1.50
12/31/2019	6	0	1.34	31.022521	27.43	1.50
12/31/2018	5	0	0.84	24.344415	(4.15)	1.50
12/31/2017	5	0	1.44	25.399078	17.89	1.50
12/31/2016	5	0	1.05	21.545276	4.12	1.50
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A
12/31/2020	—	—	0.00	25.347331	(4.97)	1.50
12/31/2019	6	0	3.51	26.672726	25.73	1.50
12/31/2018	5	0	2.96	21.214402	(6.73)	1.50
12/31/2017	5	0	1.66	22.744316	10.31	1.50
12/31/2016	17	1	2.28	20.619193	15.98	1.50
JNL/Goldman Sachs International 5 Fund - Class A
12/31/2020	—	—	0.00	11.983317	(2.33)	1.50
12/31/2019	—	—	0.00	12.269591	16.07	1.50
12/31/2018+	—	—	0.00	10.570804	(10.87)‡	1.50
JNL/Goldman Sachs Intrinsic Value Fund - Class A
12/31/2020	—	—	0.00	25.052243	(0.86)	1.50
12/31/2019	—	—	0.00	25.268430	19.45	1.50
12/31/2018	—	—	0.00	21.154510	(7.23)	1.50
12/31/2017	—	—	0.00	22.802105	17.15	1.50
12/31/2016	—	—	0.00	19.463628	3.71	1.50
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2020	8	0	0.00	30.527864	18.31	1.50
12/31/2019	7	0	0.00	25.803116	24.90	1.50
12/31/2018	5	0	0.00	20.658959	(8.10)	1.50
12/31/2017	6	0	0.00	22.481021	21.42	1.50
12/31/2016	5	0	0.00	18.514691	4.42	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs International 5 Fund - Class A - August 13, 2018.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2020	—	—	0.00	18.678812	7.17	1.50
12/31/2019	—	—	0.00	17.428906	9.41	1.50
12/31/2018	—	—	0.00	15.930371	(3.77)	1.50
12/31/2017	—	—	0.00	16.554874	5.26	1.50
12/31/2016	—	—	0.00	15.727504	3.46	1.50
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2020	—	—	0.00	28.500364	16.95	1.50
12/31/2019	6	0	0.00	24.370626	22.55	1.50
12/31/2018	5	0	0.00	19.885735	(7.34)	1.50
12/31/2017	5	0	0.00	21.461745	19.26	1.50
12/31/2016	5	0	0.00	17.996460	4.34	1.50
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2020	—	—	0.00	22.991421	10.65	1.50
12/31/2019	—	—	0.00	20.778055	13.19	1.50
12/31/2018	—	—	0.00	18.357011	(4.88)	1.50
12/31/2017	—	—	0.00	19.298871	9.52	1.50
12/31/2016	—	—	0.00	17.621873	3.98	1.50
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2020	81	3	0.00	24.286082	13.78	1.50
12/31/2019	76	4	0.00	21.344503	17.35	1.50
12/31/2018	68	4	0.00	18.188567	(6.33)	1.50
12/31/2017	76	4	0.00	19.417005	14.28	1.50
12/31/2016	79	5	0.00	16.990273	4.02	1.50
JNL/Goldman Sachs Total Yield Fund - Class A
12/31/2020	—	—	0.00	21.740006	0.82	1.50
12/31/2019	—	—	0.00	21.564052	20.27	1.50
12/31/2018	—	—	0.00	17.929938	(12.48)	1.50
12/31/2017	—	—	0.00	20.486600	9.37	1.50
12/31/2016	—	—	0.00	18.730895	10.95	1.50
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2020	—	—	0.00	13.722011	31.14	1.50
12/31/2019	—	—	0.00	10.464032	19.29	1.50
12/31/2018+	—	—	0.00	8.771860	(7.31)‡	1.50
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2020	—	—	0.00	11.396313	9.59	1.50
12/31/2019	—	—	0.00	10.398714	25.74	1.50
12/31/2018	—	—	0.00	8.269940	(22.40)	1.50
12/31/2017+	—	—	0.00	10.656959	1.70 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - August 13, 2018; JNL/Harris Oakmark Global Equity Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2020	—	—	0.00	10.879457	(5.57)	1.50
12/31/2019	—	—	0.00	11.520652	23.40	1.50
12/31/2018+	—	—	0.00	9.336128	(6.64)‡	1.50
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2020	—	—	0.00	11.365849	(0.89)	1.50
12/31/2019	—	—	0.00	11.467877	22.00	1.50
12/31/2018	—	—	0.00	9.399797	(8.65)	1.50
12/31/2017+	—	—	0.00	10.289748	2.90 ‡	1.50
JNL/Invesco Global Growth Fund - Class A
12/31/2020	89	2	0.00	39.282307	26.26	1.50
12/31/2019	79	3	0.63	31.112262	29.33	1.50
12/31/2018	63	3	0.66	24.056809	(14.51)	1.50
12/31/2017	71	3	0.76	28.139777	34.13	1.50
12/31/2016	56	3	0.62	20.979622	(1.39)	1.50
JNL/Invesco Global Real Estate Fund - Class A
12/31/2020	16	1	0.00	13.656772	(13.44)	1.50
12/31/2019	18	1	0.00	15.777344	20.70	1.50
12/31/2018	15	1	4.01	13.071739	(7.78)	1.50
12/31/2017	16	1	3.13	14.174232	8.56	1.50
12/31/2016	14	1	1.93	13.057127	0.90	1.50
JNL/Invesco International Growth Fund - Class A
12/31/2020	17	1	2.19	18.455811	12.09	1.50
12/31/2019	15	1	1.79	16.465504	26.24	1.50
12/31/2018	12	1	2.00	13.043107	(16.35)	1.50
12/31/2017	14	1	1.45	15.592435	21.37	1.50
12/31/2016	12	1	1.70	12.847255	(2.66)	1.50
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2020	—	—	0.00	51.331849	54.18	1.50
12/31/2019	—	—	0.00	33.293748	22.56	1.50
12/31/2018	—	—	0.00	27.166121	(10.47)	1.50
12/31/2017	—	—	0.00	30.344487	23.11	1.50
12/31/2016	—	—	0.00	24.648399	9.85	1.50
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2020	—	—	0.00	13.219193	10.04	1.50
12/31/2019+	—	—	0.00	12.013089	4.81 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Growth & Income Fund - Class A
12/31/2020	10	1	0.00	14.220804	(5.22)	1.50
12/31/2019	—	—	0.00	15.003509	21.14	1.50
12/31/2018	—	—	0.00	12.385318	(10.39)	1.50
12/31/2017	—	—	0.00	13.820903	6.50	1.50
12/31/2016	—	—	0.00	12.977002	13.96	1.50
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2020	—	—	0.00	11.969276	12.61	1.50
12/31/2019	—	—	0.00	10.628730	11.31	1.50
12/31/2018+	—	—	0.00	9.548470	(4.52)‡	1.50
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2020	—	—	0.00	53.159879	45.77	1.50
12/31/2019	—	—	0.00	36.469315	37.84	1.50
12/31/2018	—	—	0.00	26.458558	(6.42)	1.50
12/31/2017	—	—	0.00	28.272987	27.48	1.50
12/31/2016	—	—	0.00	22.178361	(0.98)	1.50
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2020	—	—	0.00	15.004698	5.36	1.50
12/31/2019	—	—	0.00	14.241316	4.87	1.50
12/31/2018	—	—	0.00	13.579751	(1.05)	1.50
12/31/2017	—	—	0.00	13.724452	0.99	1.50
12/31/2016	—	—	0.00	13.590550	(0.06)	1.50
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2020	—	—	0.00	16.028230	11.35	1.50
12/31/2019	—	—	0.00	14.394994	20.10	1.50
12/31/2018+	—	—	0.00	11.985808	(10.50)‡	1.50
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2020+	—	—	0.00	15.038685	44.89 ‡	1.50
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2020+	—	—	0.00	10.344320	3.44 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/Lazard International Strategic Equity Fund - Class A - August 13, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Bond Index Fund - Class A
12/31/2020	—	—	0.00	14.491698	5.45	1.50
12/31/2019	—	—	0.00	13.742151	6.33	1.50
12/31/2018	—	—	0.00	12.924381	(2.06)	1.50
12/31/2017	—	—	0.00	13.196520	1.49	1.50
12/31/2016	—	—	0.00	13.002981	0.40	1.50
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2020	—	—	0.00	37.977821	23.39	1.50
12/31/2019	—	—	0.00	30.777541	24.54	1.50
12/31/2018	—	—	0.00	24.713081	(7.22)	1.50
12/31/2017	—	—	0.00	26.635541	2.00	1.50
12/31/2016	—	—	0.00	26.114048	21.72	1.50
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2020	—	—	0.00	52.099305	44.82	1.50
12/31/2019	—	—	0.00	35.974272	24.99	1.50
12/31/2018	—	—	0.00	28.780872	(2.70)	1.50
12/31/2017	—	—	0.00	29.580433	20.29	1.50
12/31/2016	—	—	0.00	24.591300	4.58	1.50
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2020	—	—	0.00	12.806981	8.78	1.50
12/31/2019	—	—	0.00	11.772982	24.21	1.50
12/31/2018	—	—	0.00	9.478311	(10.32)	1.50
12/31/2017+	—	—	0.00	10.568659	5.69 ‡	1.50
JNL/Mellon Dow Index Fund - Class A
12/31/2020	5	0	0.00	26.078161	7.33	1.50
12/31/2019	—	—	0.00	24.296439	22.63	1.50
12/31/2018+	—	—	0.00	19.813005	(5.45)‡	1.50
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2020	—	—	0.00	12.734033	15.36	1.50
12/31/2019	—	—	0.00	11.038557	16.14	1.50
12/31/2018	—	—	0.00	9.504736	(16.51)	1.50
12/31/2017	—	—	0.00	11.384131	34.09	1.50
12/31/2016	—	—	0.00	8.489909	8.46	1.50
JNL/Mellon Energy Sector Fund - Class A
12/31/2020	—	—	0.00	14.217439	(34.72)	1.50
12/31/2019	—	—	0.00	21.777859	7.02	1.50
12/31/2018	—	—	0.00	20.348941	(21.62)	1.50
12/31/2017	—	—	0.00	25.962978	(4.38)	1.50
12/31/2016	—	—	0.00	27.152094	25.33	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Dow Index Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Equity Income Fund - Class A
12/31/2020	—	—	0.00	25.197170	0.92	1.50
12/31/2019	—	—	0.00	24.966716	26.71	1.50
12/31/2018	—	—	0.00	19.704375	(10.96)	1.50
12/31/2017+	—	—	0.00	22.130372	7.97 ‡	1.50
JNL/Mellon Financial Sector Fund - Class A
12/31/2020	—	—	0.00	16.681463	(4.16)	1.50
12/31/2019	—	—	0.00	17.406201	29.12	1.50
12/31/2018	—	—	0.00	13.480128	(15.16)	1.50
12/31/2017	—	—	0.00	15.888634	17.55	1.50
12/31/2016	—	—	0.00	13.516652	22.26	1.50
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2020	—	—	0.00	42.419419	15.77	1.50
12/31/2019	—	—	0.00	36.641129	19.57	1.50
12/31/2018	—	—	0.00	30.643460	3.38	1.50
12/31/2017	—	—	0.00	29.641252	20.81	1.50
12/31/2016	—	—	0.00	24.534940	(5.25)	1.50
JNL/Mellon Index 5 Fund - Class A
12/31/2020	—	—	0.00	19.240228	10.67	1.50
12/31/2019	—	—	0.00	17.384525	19.56	1.50
12/31/2018	—	—	0.00	14.540654	(9.18)	1.50
12/31/2017	—	—	0.00	16.010009	13.59	1.50
12/31/2016	—	—	0.00	14.094842	10.25	1.50
JNL/Mellon Industrials Sector Fund - Class A
12/31/2020	—	—	0.00	12.835573	11.87	1.50
12/31/2019	—	—	0.00	11.473356	28.08	1.50
12/31/2018	—	—	0.00	8.958289	(15.71)	1.50
12/31/2017+	—	—	0.00	10.628428	6.28 ‡	1.50
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2020	16	0	0.00	61.186363	42.96	1.50
12/31/2019	14	0	0.00	42.799139	45.79	1.50
12/31/2018	11	0	0.40	29.356467	(2.24)	1.50
12/31/2017	12	0	0.59	30.030151	34.29	1.50
12/31/2016	10	0	0.68	22.362319	11.61	1.50
JNL/Mellon International Index Fund - Class A
12/31/2020	—	—	0.00	18.860279	6.10	1.50
12/31/2019	—	—	0.00	17.776738	19.40	1.50
12/31/2018	—	—	0.00	14.888001	(15.20)	1.50
12/31/2017	—	—	0.00	17.557038	23.18	1.50
12/31/2016	—	—	0.00	14.253573	(0.69)	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Equity Income Fund - Class A - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Materials Sector Fund - Class A
12/31/2020	—	—	0.00	12.073817	17.07	1.50
12/31/2019	—	—	0.00	10.313451	20.96	1.50
12/31/2018	—	—	0.00	8.526558	(19.85)	1.50
12/31/2017+	—	—	0.00	10.638380	6.38 ‡	1.50
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2020	—	—	0.00	16.117165	18.73	1.50
12/31/2019	—	—	0.00	13.574897	28.76	1.50
12/31/2018	—	—	0.00	10.542392	(5.74)	1.50
12/31/2017+	—	—	0.00	11.183989	11.84 ‡	1.50
JNL/Mellon MSCI World Index Fund - Class A
12/31/2020	—	—	0.00	27.723837	13.89	1.50
12/31/2019	—	—	0.00	24.342195	25.37	1.50
12/31/2018	—	—	0.00	19.416088	(10.20)	1.50
12/31/2017+	—	—	0.00	21.621719	14.50 ‡	1.50
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2020	6	0	0.00	46.889162	45.76	1.50
12/31/2019	—	—	0.00	32.168591	36.50	1.50
12/31/2018	—	—	0.00	23.567129	(2.13)	1.50
12/31/2017	—	—	0.00	24.079010	30.13	1.50
12/31/2016	—	—	0.00	18.503728	6.33	1.50
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2020	—	—	0.00	11.178743	(6.73)	1.50
12/31/2019	—	—	0.00	11.985637	26.06	1.50
12/31/2018	—	—	0.00	9.507755	(6.70)	1.50
12/31/2017+	—	—	0.00	10.190138	1.90 ‡	1.50
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2020	80	2	0.00	35.939348	11.31	1.50
12/31/2019	68	2	0.00	32.288483	23.71	1.50
12/31/2018	54	2	0.87	26.099679	(12.92)	1.50
12/31/2017	61	2	1.00	29.972802	13.95	1.50
12/31/2016	50	2	0.17	26.303244	18.34	1.50
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2020	79	2	0.00	33.819295	16.03	1.50
12/31/2019	64	2	1.45	29.147101	28.89	1.50
12/31/2018	51	2	1.36	22.614537	(6.30)	1.50
12/31/2017	57	2	1.36	24.135270	19.36	1.50
12/31/2016	47	2	0.12	20.219888	9.71	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI World Index Fund - Class A - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Small Cap Index Fund - Class A
12/31/2020	121	4	0.00	30.607769	9.16	1.50
12/31/2019	105	4	0.00	28.039477	20.41	1.50
12/31/2018	85	4	0.83	23.286742	(10.28)	1.50
12/31/2017	95	4	0.86	25.956234	11.16	1.50
12/31/2016	81	3	0.48	23.350947	24.00	1.50
JNL/Mellon Utilities Sector Fund - Class A
12/31/2020	—	—	0.00	16.987728	(2.53)	1.50
12/31/2019	—	—	0.00	17.427921	22.35	1.50
12/31/2018+	—	—	0.00	14.244266	0.30 ‡	1.50
JNL/MFS Mid Cap Value Fund - Class A
12/31/2020	43	2	0.00	23.804880	2.32	1.50
12/31/2019	42	2	0.00	23.264393	28.94	1.50
12/31/2018	32	2	1.17	18.043445	(13.00)	1.50
12/31/2017	—	—	0.00	20.738920	11.34	1.50
12/31/2016	—	—	0.00	18.625987	11.90	1.50
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2020	—	—	0.00	13.764100	12.47	1.50
12/31/2019	—	—	0.00	12.237912	32.63	1.50
12/31/2018+	—	—	0.00	9.226763	(7.73)‡	1.50
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2020	—	—	0.00	12.353592	5.42	1.50
12/31/2019	—	—	0.00	11.718837	7.72	1.50
12/31/2018	—	—	0.00	10.878501	(3.99)	1.50
12/31/2017	—	—	0.00	11.331143	5.19	1.50
12/31/2016	—	—	0.00	10.772560	4.34	1.50
JNL/PIMCO Income Fund - Class A
12/31/2020	—	—	0.00	10.837885	3.39	1.50
12/31/2019	—	—	0.00	10.483016	6.22	1.50
12/31/2018	—	—	0.00	9.869379	(1.61)	1.50
12/31/2017+	—	—	0.00	10.030766	0.31 ‡	1.50
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2020	—	—	0.00	14.488329	8.88	1.50
12/31/2019	—	—	0.00	13.307126	12.77	1.50
12/31/2018	—	—	0.00	11.800370	(4.02)	1.50
12/31/2017	—	—	0.00	12.294118	5.39	1.50
12/31/2016	—	—	0.00	11.665779	4.76	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Utilities Sector Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/PIMCO Income Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Real Return Fund - Class A
12/31/2020	—	—	0.00	15.432781	9.80	1.50
12/31/2019	—	—	0.00	14.055121	6.77	1.50
12/31/2018	—	—	0.00	13.163743	(3.69)	1.50
12/31/2017	—	—	0.00	13.668567	1.58	1.50
12/31/2016	—	—	0.00	13.456253	3.61	1.50
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2020	0	—	0.00	11.746982	(1.04)	1.50
12/31/2019	3	0	0.00	11.870708	6.59	1.50
12/31/2018	3	0	3.16	11.136497	(2.50)	1.50
12/31/2017	3	0	3.27	11.421977	1.41	1.50
12/31/2016	3	0	4.53	11.263523	7.79	1.50
JNL/PPM America High Yield Bond Fund - Class A
12/31/2020	—	—	0.00	20.646004	3.54	1.50
12/31/2019	3	0	0.00	19.940208	12.89	1.50
12/31/2018	3	0	6.12	17.664017	(6.72)	1.50
12/31/2017	3	0	5.85	18.936071	5.90	1.50
12/31/2016	3	0	0.16	17.881374	15.28	1.50
JNL/PPM America Small Cap Value Fund - Class A
12/31/2020	—	—	0.00	21.773060	(4.75)	1.50
12/31/2019	—	—	0.00	22.858672	20.32	1.50
12/31/2018	—	—	0.00	18.998500	(21.37)	1.50
12/31/2017	—	—	0.00	24.161132	15.43	1.50
12/31/2016	—	—	0.00	20.932090	28.61	1.50
JNL/PPM America Total Return Fund - Class A
12/31/2020	—	—	0.00	20.811015	8.21	1.50
12/31/2019	—	—	0.00	19.231205	8.42	1.50
12/31/2018	—	—	0.00	17.737351	(2.71)	1.50
12/31/2017	—	—	0.00	18.231803	2.73	1.50
12/31/2016+	—	—	0.00	17.747857	4.11 ‡	1.50
JNL/RAFI Fundamental Asia Developed Fund - Class A
12/31/2020	—	—	0.00	21.160999	2.90	1.50
12/31/2019	—	—	0.00	20.563948	14.16	1.50
12/31/2018	—	—	0.00	18.013698	(15.15)	1.50
12/31/2017	—	—	0.00	21.230909	21.41	1.50
12/31/2016	—	—	0.00	17.487015	7.98	1.50
JNL/RAFI Fundamental Europe Fund - Class A
12/31/2020	—	—	0.00	15.120628	(2.43)	1.50
12/31/2019	—	—	0.00	15.496450	12.84	1.50
12/31/2018	—	—	0.00	13.732858	(16.07)	1.50
12/31/2017	—	—	0.00	16.362548	21.90	1.50
12/31/2016	—	—	0.00	13.422941	(3.29)	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Total Return Fund - Class A - April 25, 2016.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2020	—	—	0.00	17.490039	7.00	1.50
12/31/2019+	—	—	0.00	16.345725	11.92	1.50
12/31/2018	—	—	0.00	14.604861	(24.11)	1.50
12/31/2017	—	—	0.00	19.244880	(3.67)	1.50
12/31/2016	—	—	0.00	19.977255	32.40	1.50
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2020	64	3	0.00	22.880634	8.31	1.50
12/31/2019+	59	3	2.55	21.124381	17.75	1.50
12/31/2018	50	3	2.30	17.939283	(11.08)	1.50
12/31/2017	56	3	1.97	20.175208	15.20	1.50
12/31/2016	65	4	2.56	17.513792	15.20	1.50
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2020+	—	—	0.00	13.786932	25.18 ‡	1.50
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2020	—	—	0.00	19.979445	15.73	1.50
12/31/2019	—	—	0.00	17.263751	22.22	1.50
12/31/2018	—	—	0.00	14.125574	(1.10)	1.50
12/31/2017+	—	—	0.00	14.282881	7.58 ‡	1.50
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2020	79	2	0.00	51.535400	35.04	1.50
12/31/2019	69	2	0.00	38.161657	29.18	1.50
12/31/2018	55	2	0.07	29.541585	(2.90)	1.50
12/31/2017	61	2	0.05	30.422641	31.64	1.50
12/31/2016	50	2	0.00	23.110380	(0.08)	1.50
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2020	107	2	0.00	58.705580	21.71	1.50
12/31/2019	92	2	0.00	48.233201	29.52	1.50
12/31/2018	71	2	0.00	37.239104	(3.92)	1.50
12/31/2017	74	2	0.00	38.756467	22.62	1.50
12/31/2016	61	2	0.00	31.607303	4.50	1.50
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2020	37	3	0.00	10.617390	2.39	1.50
12/31/2019	—	—	0.00	10.369967	2.54	1.50
12/31/2018	—	—	0.00	10.112660	(0.41)	1.50
12/31/2017	—	—	0.00	10.154454	(0.36)	1.50
12/31/2016	—	—	0.00	10.190856	(0.08)	1.50

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund and JNL/MC S&P SMid 60 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class A - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Fund - Class A - April 24, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2020	—	—	0.00	11.496530	1.91	1.50
12/31/2019	—	—	0.00	11.281274	8.56	1.50
12/31/2018	—	—	0.00	10.391804	(3.56)	1.50
12/31/2017	—	—	0.00	10.774930	3.18	1.50
12/31/2016+	—	—	0.00	10.442880	4.43 ‡	1.50
JNL/T. Rowe Price Value Fund - Class A
12/31/2020	79	2	0.00	31.810037	8.62	1.50
12/31/2019	69	2	0.00	29.284648	24.23	1.50
12/31/2018	55	2	1.23	23.572539	(10.93)	1.50
12/31/2017	60	2	1.61	26.465406	16.94	1.50
12/31/2016	51	2	1.90	22.631767	9.20	1.50
JNL/Vanguard Capital Growth Fund - Class A
12/31/2020	—	—	0.00	14.844706	15.04	1.50
12/31/2019	—	—	0.00	12.903908	23.95	1.50
12/31/2018	—	—	0.00	10.410455	(3.23)	1.50
12/31/2017+	—	—	0.00	10.757916	8.12 ‡	1.50
JNL/Vanguard Equity Income Fund - Class A
12/31/2020	—	—	0.00	12.064288	1.06	1.50
12/31/2019	—	—	0.00	11.937310	21.91	1.50
12/31/2018	—	—	0.00	9.792295	(7.87)	1.50
12/31/2017+	—	—	0.00	10.628425	6.18 ‡	1.50
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2020	—	—	0.00	10.969268	4.02	1.50
12/31/2019	—	—	0.00	10.545430	5.99	1.50
12/31/2018	—	—	0.00	9.949290	(0.61)	1.50
12/31/2017+	—	—	0.00	10.010839	(0.09)‡	1.50
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2020	—	—	0.00	12.845099	11.96	1.50
12/31/2019	—	—	0.00	11.473360	21.05	1.50
12/31/2018	—	—	0.00	9.478324	(9.29)	1.50
12/31/2017+	—	—	0.00	10.449123	4.49 ‡	1.50
JNL/Vanguard International Fund - Class A
12/31/2020	—	—	0.00	17.482263	54.32	1.50
12/31/2019	—	—	0.00	11.328364	28.57	1.50
12/31/2018	—	—	0.00	8.811109	(14.45)	1.50
12/31/2017+	—	—	0.00	10.299710	4.46 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price U.S. High Yield Fund - Class A - April 25, 2016; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2020	—	—	0.00	11.331094	9.15		1.50
12/31/2019	—	—	0.00	10.381103	19.15		1.50
12/31/2018	—	—	0.00	8.712989	(16.30)		1.50
12/31/2017+	—	—	0.00	10.409283	4.72	‡	1.50
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2020	—	—	0.00	11.797677	8.01		1.50
12/31/2019	—	—	0.00	10.922402	14.05		1.50
12/31/2018	—	—	0.00	9.576444	(6.02)		1.50
12/31/2017+	—	—	0.00	10.190141	1.90	‡	1.50
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2020	—	—	0.00	12.311859	10.00		1.50
12/31/2019	—	—	0.00	11.193053	17.60		1.50
12/31/2018	—	—	0.00	9.517578	(7.86)		1.50
12/31/2017+	—	—	0.00	10.329595	3.30	‡	1.50
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2020	—	—	0.00	14.682836	20.56		1.50
12/31/2019	—	—	0.00	12.178965	25.38		1.50
12/31/2018	—	—	0.00	9.713809	(9.20)		1.50
12/31/2017+	—	—	0.00	10.698153	7.30	‡	1.50
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2020	—	—	0.00	15.025600	18.39		1.50
12/31/2019	—	—	0.00	12.691246	28.19		1.50
12/31/2018	—	—	0.00	9.900231	(7.20)		1.50
12/31/2017+	—	—	0.00	10.668267	6.90	‡	1.50
JNL/WCM Focused International Equity Fund - Class A
12/31/2020	—	—	0.00	21.465583	30.05		1.50
12/31/2019	—	—	0.00	16.506123	33.46		1.50
12/31/2018+	—	—	0.00	12.367996	(10.54	)‡	1.50
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2020	—	—	0.00	11.775231	4.72		1.50
12/31/2019	—	—	0.00	11.244709	10.11		1.50
12/31/2018+	—	—	0.00	10.212567	0.13	‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - August 13, 2018; JNL/Westchester Capital Event Driven Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Balanced Fund - Class A
12/31/2020	0	0	0.00	26.920990	6.54	1.50
12/31/2019	0	0	0.00	25.268077	19.48	1.50
12/31/2018	0	0	1.59	21.148483	(5.00)	1.50
12/31/2017	0	0	0.02	22.262675	10.66	1.50
12/31/2016	55	3	1.31	20.118266	9.17	1.50
JNL/WMC Government Money Market Fund - Class A
12/31/2020	—	—	0.00	9.266736	(1.28)	1.50
12/31/2019	—	—	0.00	9.387169	0.03	1.50
12/31/2018	—	—	0.00	9.384775	(0.38)	1.50
12/31/2017	—	—	0.00	9.420653	(1.35)	1.50
12/31/2016	—	—	0.00	9.549855	(1.48)	1.50
JNL/WMC Value Fund - Class A
12/31/2020	—	—	0.00	24.049554	0.01	1.50
12/31/2019	—	—	0.00	24.048193	25.61	1.50
12/31/2018	—	—	0.00	19.144569	(11.64)	1.50
12/31/2017	—	—	0.00	21.666670	13.49	1.50
12/31/2016	—	—	0.00	19.090798	11.74	1.50
JNL Institutional Alt 25 Fund - Class A
12/31/2020#	—	—	0.00	17.481507	(13.38)	1.50
12/31/2019	—	—	0.00	20.180703	16.68	1.50
12/31/2018	—	—	0.00	17.296376	(8.31)	1.50
12/31/2017	—	—	0.00	18.863185	12.64	1.50
12/31/2016	—	—	0.00	16.747038	4.46	1.50
JNL Institutional Alt 50 Fund - Class A
12/31/2020#	—	—	0.00	16.918550	(12.08)	1.50
12/31/2019	—	—	0.00	19.243556	13.66	1.50
12/31/2018	—	—	0.00	16.930511	(7.60)	1.50
12/31/2017	—	—	0.00	18.322241	8.88	1.50
12/31/2016	—	—	0.00	16.827629	2.55	1.50
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2020#	—	—	0.00	9.565204	(12.38)	1.50
12/31/2019	—	—	0.00	10.916136	12.93	1.50
12/31/2018+	—	—	0.00	9.666233	(4.97)‡	1.50
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2020#	—	—	0.00	12.477659	(19.69)	1.50
12/31/2019	—	—	0.00	15.536948	19.81	1.50
12/31/2018	—	—	0.00	12.967895	(11.63)	1.50
12/31/2017+	—	—	0.00	14.674043	4.02 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - August 13, 2018; JNL/FAMCO Flex Core Covered Call Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2020#	—	—	0.00	12.323547	(15.33)	1.50
12/31/2019	7	0	0.00	14.555178	19.18	1.50
12/31/2018	6	0	1.55	12.212841	(10.18)	1.50
12/31/2017	6	0	0.96	13.596969	9.41	1.50
12/31/2016	5	0	1.14	12.428006	2.13	1.50
JNL/Franklin Templeton Global Fund - Class A
12/31/2020#	—	—	0.00	9.588637	(19.64)	1.50
12/31/2019	—	—	0.00	11.932428	12.81	1.50
12/31/2018	—	—	0.00	10.577346	(16.08)	1.50
12/31/2017	—	—	0.00	12.604547	15.82	1.50
12/31/2016	—	—	0.00	10.883009	8.94	1.50
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2020#	—	—	0.00	11.362974	(14.78)	1.50
12/31/2019	—	—	0.00	13.333883	11.45	1.50
12/31/2018	—	—	0.00	11.964428	(9.83)	1.50
12/31/2017	—	—	0.00	13.268730	13.39	1.50
12/31/2016	—	—	0.00	11.701738	7.43	1.50
JNL/Invesco China-India Fund - Class A
12/31/2020#	—	—	0.00	9.117245	(14.59)	1.50
12/31/2019	—	—	0.00	10.674226	13.21	1.50
12/31/2018	—	—	0.00	9.428658	(18.36)	1.50
12/31/2017	—	—	0.00	11.548537	50.06	1.50
12/31/2016	—	—	0.00	7.695847	(4.83)	1.50
JNL/Mellon S&P 1500 Growth Index Fund - Class A
12/31/2020#	—	—	0.00	12.359635	(7.07)	1.50
12/31/2019	—	—	0.00	13.300196	27.88	1.50
12/31/2018	—	—	0.00	10.400634	(2.78)	1.50
12/31/2017+	—	—	0.00	10.698147	6.98 ‡	1.50
JNL/Mellon S&P 1500 Value Index Fund - Class A
12/31/2020#	—	—	0.00	9.550058	(21.27)	1.50
12/31/2019	—	—	0.00	12.130624	28.38	1.50
12/31/2018	—	—	0.00	9.448881	(11.35)	1.50
12/31/2017+	—	—	0.00	10.658306	6.58 ‡	1.50
JNL/Neuberger Berman Currency Fund - Class A
12/31/2020#	—	—	0.00	9.306753	(2.84)	1.50
12/31/2019	—	—	0.00	9.578777	(1.39)	1.50
12/31/2018+	—	—	0.00	9.713855	(0.37)‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/Neuberger Berman Currency Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2020
	Investment Division Data			Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2020#	—	—	0.00	10.458439	(3.24)	1.50
12/31/2019	—	—	0.00	10.808759	8.01	1.50
12/31/2018+	—	—	0.00	10.007547	(1.23)‡	1.50
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2020#	—	—	0.00	13.764735	(34.66)	1.50
12/31/2019	—	—	0.00	21.065438	17.49	1.50
12/31/2018	—	—	0.00	17.929135	(21.30)	1.50
12/31/2017	—	—	0.00	22.780192	10.70	1.50
12/31/2016	—	—	0.00	20.578534	25.52	1.50
JNL/PPM America Value Equity Fund - Class A
12/31/2020#	—	—	0.00	13.119561	(28.82)	1.50
12/31/2019	11	1	0.00	18.431971	19.99	1.50
12/31/2018	9	1	1.63	15.361206	(15.40)	1.50
12/31/2017	11	1	1.37	18.158110	13.27	1.50
12/31/2016	10	1	1.98	16.031491	19.81	1.50
JNL/S&P Mid 3 Fund - Class A
12/31/2020#	—	—	0.00	8.054612	(36.27)	1.50
12/31/2019	—	—	0.00	12.639446	18.75	1.50
12/31/2018	—	—	0.00	10.643569	(16.50)	1.50
12/31/2017	—	—	0.00	12.746960	10.34	1.50
12/31/2016	—	—	0.00	11.552377	16.15	1.50
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2020#	—	—	0.00	12.812475	(19.83)	1.50
12/31/2019	—	—	0.00	15.980944	23.15	1.50
12/31/2018+	—	—	0.00	12.976399	(13.31)‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Nicholas Convertible Arbitrage Fund - Class A - August 13, 2018; JNL/The London Company Focused U.S. Equity Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2020

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account II (the “Separate Account”) on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred fifty-two (152) Investment Divisions during 2020, but currently contains one-hundred thirty-six (136) Investment Divisions as of December 31, 2020. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2020:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/Invesco Small Cap Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Global Allocation Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Growth & Income Fund - Class A
JNL Institutional Alt 25 Fund - Class A(1)	JNL/JPMorgan Hedged Equity Fund - Class A
JNL Institutional Alt 50 Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL iShares Tactical Moderate Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/Mellon Equity Income Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Index 5 Fund - Class A(1)
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon MSCI World Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class A
JNL/BlackRock Advantage International Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A
JNL/DFA Growth Allocation Fund - Class A(1)	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A(1)	JNL/PIMCO Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/PIMCO Real Return Fund - Class A

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2020

JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/PPM America Value Equity Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/First State Global Infrastructure Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/Franklin Templeton Global Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/S&P Mid 3 Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A(1)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs International 5 Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)	JNL/Vanguard Equity Income Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)	JNL/Vanguard Global Bond Market Index Fund - Class A(1)
JNL/Goldman Sachs Managed Growth Fund - Class A(1)	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)	JNL/Vanguard International Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)	JNL/Vanguard International Stock Market Index Fund - Class A(1)
JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class A(1)
JNL/Invesco China-India Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco International Growth Fund - Class A	JNL/WMC Value Fund - Class A

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as an investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

During the year ended December 31, 2020, the following Funds changed names effective April 27, 2020:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund	Name Convention Update
JNL/Crescent High Income Fund	JNL/T. Rowe Price U.S. High Yield Fund	Sub-Adviser Replacement
JNL/Franklin Templeton Mutual Shares Fund	JNL/JPMorgan Growth & Income Fund	Sub-Adviser Replacement
JNL/Lazard Emerging Markets Fund	JNL Multi-Manager Emerging Markets Equity Fund	Sub-Adviser Replacement
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund	Name Convention Update
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund	Name Convention Update
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund	Name Convention Update
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	Name Convention Update
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund	Name Convention Update
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund	Name Convention Update
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	Name Convention Update
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund	Name Convention Update

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2020

JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund	Name Convention Update
JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund	Name Convention Update
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund	Name Convention Update
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund	Name Convention Update
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund	Name Convention Update

During the year ended December 31, 2020, the following Fund acquisitions were completed for the corresponding Class A Fund. The Fund that was acquired during the year is no longer available as of December 31, 2020.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Conservative Allocation Fund(1)	JNL Conservative Allocation Fund(1)	April 27,2020
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund	April 27,2020
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund	April 27,2020
JNL iShares Tactical Growth Fund(1)	JNL iShares Tactical Growth Fund(1)	April 27,2020
JNL iShares Tactical Moderate Fund(1)	JNL iShares Tactical Moderate Fund(1)	April 27,2020
JNL iShares Tactical Moderate Growth Fund(1)	JNL iShares Tactical Moderate Growth Fund(1)	April 27,2020
JNL Moderate Allocation Fund(1)	JNL Moderate Allocation Fund(1)	April 27,2020
JNL/American Funds Global Growth Fund(1)	JNL/American Funds Global Growth Fund(1)	April 27,2020
JNL/American Funds Growth Fund(1)	JNL/American Funds Growth Fund(1)	April 27,2020
JNL/DFA U.S. Small Cap Fund(1)	JNL/DFA U.S. Small Cap Fund(1)	April 27,2020
JNL/DoubleLine Total Return Fund(1)	JNL/DoubleLine Total Return Fund(1)	April 27,2020
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Franklin Templeton Global Multisector Bond Fund	April 27,2020
JNL/FAMCO Flex Core Covered Call Fund	JNL/JPMorgan Hedged Equity Fund	April 27,2020
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund	April 27,2020
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund	April 27,2020
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	April 27,2020
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund	April 27,2020
JNL/Lazard International Strategic Equity Fund(1)	JNL/Lazard International Strategic Equity Fund(1)	April 27,2020
JNL/Mellon Communication Services Sector Fund(2)	JNL/Mellon Communication Services Sector Fund(2)	April 27,2020
JNL/Mellon Consumer Discretionary Sector Fund(2)	JNL/Mellon Consumer Discretionary Sector Fund(2)	April 27,2020
JNL/Mellon Dow Index Fund(2)	JNL/Mellon Dow Index Fund(2)	April 27,2020
JNL/Mellon Energy Sector Fund(2)	JNL/Mellon Energy Sector Fund(2)	April 27,2020
JNL/Mellon Equity Income Fund(1)	JNL/Mellon Equity Income Fund(1)	April 27,2020
JNL/Mellon Financial Sector Fund(2)	JNL/Mellon Financial Sector Fund(2)	April 27,2020
JNL/Mellon Healthcare Sector Fund(2)	JNL/Mellon Healthcare Sector Fund(2)	April 27,2020
JNL/Mellon Information Technology Sector Fund(2)	JNL/Mellon Information Technology Sector Fund(2)	April 27,2020
JNL/Mellon MSCI World Index Fund(2)	JNL/Mellon MSCI World Index Fund(2)	April 27,2020
JNL/Mellon Nasdaq® 100 Index Fund(2)	JNL/Mellon Nasdaq® 100 Index Fund(2)	April 27,2020
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq 100 Index Fund	April 27,2020
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon Dow Index Fund	April 27,2020
JNL/Neuberger Berman Currency Fund	JNL/PIMCO Income Fund	April 27,2020
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund	April 27,2020
JNL/PIMCO Investment Grade Credit Bond Fund(1)	JNL/PIMCO Investment Grade Credit Bond Fund(1)	April 27,2020
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	April 27,2020
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund	April 27,2020
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund	April 27,2020
JNL/T. Rowe Price Capital Appreciation Fund(1)	JNL/T. Rowe Price Capital Appreciation Fund(1)	April 27,2020
JNL/The London Company Focused U.S. Equity Fund	JNL/Morningstar Wide Moat Index Fund	April 27,2020
JNL/WCM Focused International Equity Fund(1)	JNL/WCM Focused International Equity Fund(1)	April 27,2020

(1) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in Jackson Variable Series Trust into a Fund in JNL Series Trust. Although the Fund in Jackson Variable Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

(2) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Variable Funds into a Fund in JNL Series Trust. Although the Fund in JNL Variable Funds was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2020

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2020, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge. An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2020

transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 1.86%, depending on the contract of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 29, 2021

Appendix
Statements of assets and liabilities as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two‑year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A(1)
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A(1)
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/First State Global Infrastructure Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A

JNL/Goldman Sachs 4 Fund - Class A(1)
JNL/Goldman Sachs Competitive Advantage Fund - Class A(1)
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A(1)
JNL/Goldman Sachs International 5 Fund - Class A(1)
JNL/Goldman Sachs Intrinsic Value Fund - Class A(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)
JNL/Goldman Sachs Managed Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)
JNL/Goldman Sachs Total Yield Fund - Class A(1)
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Global Growth Fund - Class A(1)
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan Growth & Income Fund - Class A(1)
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Equity Income Fund - Class A
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Index 5 Fund - Class A
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon International Index Fund - Class A
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/Mellon MSCI World Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 500 Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A

JNL/PIMCO Income Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/RAFI Fundamental Europe Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price U.S. High Yield Fund - Class A(1)
JNL/T. Rowe Price Value Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A

Statements of assets and liabilities as of December 31, 2020, and the related statements of operations and changes in net assets for the period from April 27, 2020 (inception) to December 31, 2020.

JNL Multi-Manager Alternative Fund - Class A
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/T. Rowe Price Balanced Fund - Class A

Statements of assets and liabilities as of December 31, 2020, and the related statements of operations for the year ended December 31, 2020 and changes in net assets for the year ended December 31, 2020 and for the period from June 24, 2019 (inception) to December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/BlackRock Advantage International Fund - Class A
JNL/DFA International Core Equity Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A

Statements of operations for the period from January 1, 2020 to April 24, 2020 (closure) and changes in net assets for the period from January 1, 2020 to April 24, 2020 (closure) and the year ended December 31, 2019.

JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 50 Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine® Flexible Allocation Fund - Class A
JNL/Franklin Templeton Global Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Mellon S&P 1500 Growth Index Fund - Class A
JNL/Mellon S&P 1500 Value Index Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A

(1)    See Note 1 to the financial statements for the former name of the Investment Division.

JACKSON

NATIONAL LIFE INSURANCE COMPANY
OF NEW YORK

Jackson National Life Insurance Company of New York

Financial Statements

December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2020 and 2019, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2020, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical

KPMG LLP is a Delaware limited liability partnership and a. member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for future policy benefits for certain variable annuity guarantees

Variable annuity contracts issued by the Company offer guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The liability for the non-life contingent component of GMWBs is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for death and other insurance benefits. As of December 31, 2020, the liability for the non-life contingent component of GMWBs was estimated to be $397.3 million and the liability for GMDBs was estimated to be $58.6 million. These liabilities are reported within reserves for future policy benefits and claims payable in the Company’s balance sheets. As described in Notes 2, 4, and 8 to the financial statements, the Company estimates the liabilities for the GMDBs and non-life contingent component of the GMWBs using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions, causing adjustment to the estimated liability, if actual experience or other evidence suggests that earlier assumptions should be revised.

We identified the evaluation of certain assumptions used to estimate the value of these liabilities as a critical audit matter. Due the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse, and discount rates (for non-life contingent GMWB liabilities) and mortality, lapse, fund performance, and discount rates (for GMDB liabilities).

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used in the estimation of these liabilities. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the appropriateness, and consistency with prior periods, of the Company’s methodology for selecting capital market and policyholder behavior assumptions

•comparing the selected assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of selected assumptions where deviations from Company experience or market trends were identified

•testing the application of the Company’s estimation methodology and confirming the use of selected assumptions by recalculating the estimated reserve for a selection of policies and comparing the results to the Company’s estimates.

We have served as the Company’s auditor since 1999.

Dallas, Texas
April 12, 2021

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2020	2019
Investments:
Available for sale debt securities, at fair value (amortized cost: 2020 $1,268,007; 2019 $1,129,407, including allowance for credit losses of $6 and nil at December 31, 2020 and 2019, respectively)	$1,374,990	$1,178,633
Policy loans	399	382
Total investments	1,375,389	1,179,015
Cash and cash equivalents	123,034	146,944
Accrued investment income	9,458	8,890
Deferred acquisition costs and sales inducements	40,028	49,891
Reinsurance recoverable	2,078,120	1,597,137
Income taxes receivable from Parent	6,190	—
Deferred income taxes, net	17,563	37,253
Separate account assets	15,306,544	13,489,116
Total assets	$18,956,326	$16,508,246

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$559,213	$314,467
Other contract holder funds	1,903,038	1,665,405
Payable to Parent	347,847	259,560
Deferred gain on reinsurance	145,757	170,050
Income taxes payable to Parent	—	4,116
Other liabilities	36,480	34,820
Separate account liabilities	15,306,544	13,489,116
Total liabilities	18,298,879	15,937,534

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of
tax expense (benefit) of $7,912 in 2020 and $(719) in 2021	64,645	33,346
Retained earnings	402,878	347,442
Total stockholder's equity	657,447	570,712
Total liabilities and stockholder's equity	$18,956,326	$16,508,246

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Revenues
Fee income	$33,182	$32,220	$30,151
Premium	69	(31)	—
Net investment income	43,117	45,027	43,540
Net realized gains (losses) on investments	1173	2361	(15.00)
Commission and expense allowance on reinsurance ceded	154,462	137,421	143,896
Amortization of gain on reinsurance	24,293	24,293	24,387
Total revenues	256,296	241,291	241,959

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	23,523	2,078	10,605
Interest credited on other contract holder funds, net of deferrals	14,859	15,791	17,809
Operating costs and other expenses, net of deferrals	168,826	149,587	156,313
Amortization of deferred acquisition and sales inducement costs	(1,794)	6,702	4,506
Total benefits and expenses	205,414	174,158	189,233
Pretax income	50,882	67,133	52,726
Income tax (benefit) expense	(4,554)	(234)	4,270
Net income	$55,436	$67,367	$48,456

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Net Income	$55,436	$67,367	$48,456

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available for sale debt securities not impaired (net of tax expense (benefit) of: 2020 $9,119; 2019 $9,200; 2018 $(5,379))	33,133	34,611	(20,233)

Change in net unrealized losses on securities for which an allowance for credit losses has been recorded (net of tax benefit of: 2020 $5)	(18)	—	—

Net unrealized gains (losses) on other impaired securities (net of tax expense (benefit) of: 2019 nil; 2018 $9)	—	—	33

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2020 $(483); 2019 $285; 2018 $(329))	(1,816)	1,071	(1,240)
Total other comprehensive income (loss)	31,299	35,682	(21,440)
Comprehensive income	$86,735	$103,049	$27,016

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2017	$2,000	$187,924	$17,614	$233,109	$440,647

Net income	—	—	—	48,456	48,456
Change in unrealized investment gains
and losses, net of tax	—	—	(21,440)	—	(21,440)
Cumulative effects of changes in
accounting principles, net of tax	—	—	1,490	(1,490)	—
Balances as of December 31, 2018	2,000	187,924	(2,336)	280,075	467,663

Net income	—	—	—	67,367	67,367
Change in unrealized investment gains
and losses, net of tax	—	—	35,682	—	35,682
Balances as of December 31, 2019	2,000	187,924	33,346	347,442	570,712
.
Net income	—	—	—	55,436	55,436
Change in unrealized investment gains
and losses, net of tax	—	—	31,299	—	31,299
Balances as of December 31, 2020	$2,000	$187,924	$64,645	$402,878	$657,447

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net income	$55,436	$67,367	$48,456
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized (gains) losses on investments	(1,173)	(2,361)	15
Interest credited on deposit liabilities, gross	35,188	39,137	37,193
Amortization of discount and premium on investments	558	(196)	182
Deferred income tax expense (benefit)	11,058	(1,382)	2,999
Change in:
Accrued investment income	(568)	486	(260)
Deferred acquisition costs and sales inducements	(7,970)	701	(1,977)
Income taxes receivable from/payable to Parent	(10,306)	5,075	5,825
Claims payable	36,866	(1,564)	7,903
Payable to/receivable from Parent	88,287	(40,692)	(6,076)
Other assets and liabilities, net	(296,630)	(12,584)	31,749
Net cash (used in) provided by operating activities	(89,254)	53,987	126,009

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	200,901	214,843	147,995
Equity securities	—	97	—
Purchases of:
Debt securities	(338,884)	(196,415)	(180,500)
Equity securities	—	—	—
Other investing activities	(268)	(866)	(4,165)
Net cash (used in) provided by investing activities	(138,251)	17,659	(36,670)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,344,009	1,246,555	1,356,813
Withdrawals	(1,205,117)	(1,253,608)	(1,122,842)
Net transfers from (to) separate accounts	64,703	(57,879)	(315,674)
Net cash provided by (used in) financing activities	203,595	(64,932)	(81,703)

Net (decrease) increase in cash and cash equivalents	(23,910)	6,714	7,636

Cash and cash equivalents, beginning of year	146,944	140,230	132,594
Total cash and cash equivalents, end of year	$123,034	$146,944	$140,230

Supplemental Cash Flow Information
Income tax received from Parent	$5,305	$3,927	$4,554

See accompanying Notes to Financial Statements

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

1.    Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the US parent, Jackson Financial Inc. (“Jackson Financial”),which is a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Other
As a result of the spread of the COVID-19 coronavirus, economic uncertainties have arisen which may have an impact on the Company’s capital position. As the economic uncertainties are on-going, the potential impact continues to vary and is unknown at this time. The Company has implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our staff, where appropriate, and other ongoing risk management activities related to the current ongoing market stress.

On January 28, 2021, Prudential announced that they plan to pursue the separation of its US business operations in the second quarter of 2021 through a demerger. The demerger, which is subject to shareholder and regulatory approval, would result in a significantly earlier separation of the US business operations than originally announced in 2020.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates
The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) estimates related to expectations of credit losses on certain financial assets; 7) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.    Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss (“CECL”) model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modified the current other-than-temporary impairment guidance
8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

for available for sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. The guidance also requires enhanced disclosures. Effective January 1, 2020, the Company adopted ASU 2016-13 and all related amendments.

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Effective January 1, 2020, the Company prospectively adopted ASU 2018-15 and all related amendments to implementation costs incurred during the year. The adoption of ASU 2018-15 did not have a significant effect on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. Effective January 1, 2020, the Company adopted ASU No. 2018-13, resulting in revised disclosures within the Company’s financial statements.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform, and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. This standard may be elected and applied prospectively as reference rate reform unfolds, but no contracts were modified prior to year end. The adoption of the new guidance did not have an impact on the financial statements. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2022.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2022, with required retrospective application to January 1, 2021. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $4.6 million and $5.6 million as of December 31, 2020 and 2019, respectively.
9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Debt securities are generally classified as available for sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net realized gains (losses) on investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net realized gains (losses) on investments. This is further described in Note 3.

Accrued interest receivables are presented separate from the amortized cost of debt securities. An ACL is not estimated on an accrued interest receivable, rather receivable balances that are deemed uncollectable are written off with a corresponding reduction to net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges, prior to adoption of ASU 2016-03, are excluded from net income and included as a component of other comprehensive income and total equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company may contain embedded derivatives. Derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from changes in value of embedded derivatives are reported in net income as further detailed in Note 4.

See “Variable Annuity Guarantees” for additional information on the accounting policies for embedded derivatives bifurcated from insurance host contracts.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Certain benefits, including non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”) and, guaranteed minimum withdrawal benefits for life (“GMWB for Life”), which are reinsured through the contract that Jackson-NY has with its Parent, and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), which is reinsured through an unrelated party, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. Non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).
10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Fair values for GMWB, GMWB for Life as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. The Company incorporates nonperformance risk into the fair value calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company’s Parent and matrix pricing data for expected yields on Jackson Financial debt (either actual debt issuance or indicative quotes) adjusted to operating company levels.

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1	Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.
Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.
Level 3	Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net realized gains (losses) on investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred acquisition costs decreased by $33.3 million and $16.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2020 and 7.4% for 2019, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2020 and
12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

2019, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2020 and 2019, projected returns after the next five years were set at 7.15% and 7.4%, respectively.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2020, 2019, and 2018.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net realized gains (losses) on investments. Due to volatility of certain factors that affect gross profits, including net realized gains (losses) on investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred sales inducements increased (decreased) by $1.2 million and $(0.6) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2020, 2019, and 2018.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of insurance ceded.

Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement, which is based on separate return basis with benefits for credits and losses.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences
13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Deferred Gain on Reinsurance
Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY. The amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and is being amortized into income over the life of the business. At December 31, 2020 and 2019, the remaining balance to be amortized was $145.8 million and $170.1 million, respectively.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, lapse and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2020 and 2019, the assets and liabilities associated with variable life and annuity contracts were $15.3 billion and $13.5 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses,
14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through April 12, 2021, which is the date the financial statements were available to be issued.

On February 10, 2021, senior leadership changes were announced appointing Laura Prieskorn as Chief Executive Officer and Marcia Wadsten as Chief Financial Officer of Jackson.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

3.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2020, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2020, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2020
AAA	12.5%
AA	6.0%
A	38.2%
BBB	40.5%
Investment grade	97.2%
BB	2.0%
B and below	0.8%
Below investment grade	2.8%
Total debt securities	100.0%

At December 31, 2020, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 42% were investment grade, 2% were below investment grade and 56% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 87% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2020, the industries accounting for the larger percentage of unrealized losses included financial services (84% of corporate gross unrealized losses) and transportation (6%). The largest unrealized loss related to a single corporate obligor was $1.1 million at December 31, 2020.
16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

In accordance with guidance adopted January 1, 2020 regarding expected credit loss, securities that incurred a credit loss after December 31, 2019 and were still held at December 31, 2020, are presented net of ACL. In accordance with previous guidance, the non-credit other-than-temporary impairment (“OTTI”) loss is presented for securities, where applicable. At December 31, 2020 and 2019, the amortized cost, gross unrealized gains and losses, fair value and OTTI of debt securities or ACL were as follows (in thousands):In accordance with guidance adopted January 1, 2020 regarding expected credit loss, securities that incurred a credit loss after December 31, 2019 and were still held at December 31, 2020, are presented net of ACL. In accordance with previous guidance, the non-credit other-than-temporary impairment (“OTTI”) loss is presented for securities, where applicable. At December 31, 2020 and 2019, the amortized cost, gross unrealized gains and losses, fair value and OTTI of debt securities or ACL were as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
Debt Securities
U.S. government securities	$15,860	$—	$1,082	$—	$16,942
Other government securities	1,832	—	317	—	2,149
Public utilities	103,456	—	9,601	—	113,057
Corporate securities	914,217	—	82,106	1,422	994,901
Residential mortgage-backed	13,088	6	1,631	—	14,713
Commercial mortgage-backed	140,797	—	10,687	90	151,394
Other asset-backed securities	78,757	—	3,096	19	81,834
Total debt securities	$1,268,007	$6	$108,520	$1,531	$1,374,990

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2019	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$35,744	$—	$440	$35,304	$—
Other government securities	1,956	257	—	2,213	—
Public utilities	87,807	2,922	150	90,579	—
Corporate securities	768,987	38,976	123	807,840	—
Residential mortgage-backed	28,595	1,788	10	30,373	(1,200)
Commercial mortgage-backed	131,970	4,518	74	136,414	—
Other asset-backed securities	74,348	1,629	67	75,910	—
Total debt securities	$1,129,407	$50,090	$864	$1,178,633	$(1,200)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2020, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
	Cost	Credit Loss	Gains	Losses	Value
Due in 1 year or less	$45,882	$—	$634	$8	$46,508
Due after 1 year through 5 years	383,918	—	31,133	—	415,051
Due after 5 years through 10 years	550,744	—	58,830	1,315	608,259
Due after 10 years through 20 years	53,824	—	2,509	72	56,261
Due after 20 years	997	—	—	27	970
Residential mortgage-backed	13,088	6	1,631	—	14,713
Commercial mortgage-backed	140,797	—	10,687	90	151,394
Other asset-backed securities	78,757	—	3,096	19	81,834
Total	$1,268,007	$6	$108,520	$1,531	$1,374,990

Securities with a carrying value of $529 thousand and $490 thousand at December 31, 2020 and 2019, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost	Credit Loss	Gains	Losses	Value
Prime	$5,574	$6	$294	$—	$5,862
Alt-A	1,469	—	444	—	1,913
Subprime	3,403	—	659	—	4,062
Total non-agency RMBS	$10,446	$6	$1,397	$—	$11,837

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2019	Cost	Gains	Losses	Value
Prime	$14,222	$469	$—	$14,691
Alt-A	2,786	436	—	3,222
Subprime	4,376	598	10	4,964
Total non-agency RMBS	$21,384	$1,503	$10	$22,877

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2020			December 31, 2019
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$440	$35,304	1
Public utilities	—	—	—	150	11,379	7
Corporate securities	1,361	23,620	10	99	9,932	12
Residential mortgage-backed	—	522	2	10	2,416	2
Commercial mortgage-backed	90	10,182	6	74	10,815	9
Other asset-backed securities	19	4,657	4	61	11,066	13
Total temporarily impaired
securities	$1,470	$38,981	22	$834	$80,912	44

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Corporate securities	61	923	1	24	742	2
Residential mortgage-backed	—	7	1	—	—	—
Other asset-backed securities	—	—	—	6	2,596	8
Total temporarily impaired
securities	$61	$930	2	$30	$3,338	10

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$440	$35,304	1
Public utilities	—	—	—	150	11,379	7
Corporate securities	1,422	24,543	11	123	10,674	14
Residential mortgage-backed	—	529	3	10	2,416	2
Commercial mortgage-backed	90	10,182	6	74	10,815	9
Other asset-backed securities	19	4,657	4	67	13,662	21
Total temporarily impaired
securities	$1,531	$39,911	24	$864	$84,250	54

Debt securities in an unrealized loss position as of December 31, 2020 did not require an impairment recognized in earnings as the Company did not intend to sell these debt securities; it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis; and the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.

As of December 31, 2020, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issuers in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a
19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security

Evaluation of Available For Sale Debt Securities for Credit Loss
For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criteria is met, the amortized cost is written down to fair value through net losses on derivatives and investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors and includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity. Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net losses on derivatives and investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net losses on derivatives and investments.
20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income.

The rollforward of ACL for available for sale securities by sector is as follows (in thousands):

	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
December 31, 2020
Balance, beginning of period	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was
not previously recorded	—	—	—	—	12	—	—	12
Changes for securities with previously
recorded credit loss	—	—	—	—	(6)	—	—	(6)
Additions for purchases of								—
PCD debt securities (1)	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold
before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance, end of period (2)	$—	$—	$—	$—	$6	$—	$—	$6

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity AFS securities.
(2) Accrued interest receivable on debt securities totaled $9.4 million as of December 31, 2020 and was excluded from the estimate of credit losses.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2020	2019	2018
Available-for-sale debt securities
Realized gains on sale	$4,668	$3,483	$1,584
Realized losses on sale	(3,338)	(1,077)	(1,543)
Credit loss expense	(6)	—	—
Gross impairments	(154)	(45)	(57)
Other	3	—	1
Net realized gains (losses) on investments	$1,173	$2,361	$(15)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2020, 2019, and 2018 was $15.1 million, $23.6 million, and $40.1 million, respectively, which was approximately 82%, 96%, and 97% of book value, respectively.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income for the year ended December 31, 2019 (in thousands):

2019
Cumulative credit loss beginning balance	$3,686
Additions:
New credit losses	45
Reductions:
Securities sold, paid down or disposed of	(1,395)
Securities where there is intent to sell	(45)
Cumulative credit loss ending balance	$2,291

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2020 and 2019, the estimated fair value of loaned securities was $1.1 thousand and $243.1 thousand, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2020 and 2019, cash collateral received in the amount of $1.2 thousand and $255.0 thousand, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

4.    Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).

		December 31, 2020		December 31, 2019
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,374,990	$1,374,990	$1,178,633	$1,178,633
	Policy loans	399	399	382	382
	Cash and cash equivalents	123,034	123,034	146,944	146,944
	Reinsurance recoverable, net (1)	1,671,755	2,404,198	1,262,240	2,034,310
	Separate account assets	15,306,544	15,306,544	13,489,116	13,489,116

Liabilities
	Annuity reserves (2)	$2,248,453	$3,076,282	$1,812,712	$2,668,158
	Securities lending payable	1	1	255	255
	Separate account liabilities	15,306,544	15,306,544	13,489,116	13,489,116

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt Securities
The fair values for debt securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2020 and 2019, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.
24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB and GMWB for Life embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company’s Parent and matrix pricing for expected yields on Jackson Financial debt (either actual debt or issuance or indicative quotes) adjusted to operating company levels. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.
25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$16,942	$16,942	$—	$—
Other government securities	2,149	—	2,149	—
Public utilities	113,057	—	113,057	—
Corporate securities	994,901	—	994,901	—
Residential mortgage-backed	14,713	—	14,713	—
Commercial mortgage-backed	151,394	—	151,394	—
Other asset-backed securities	81,834	—	81,834	—
Cash and cash equivalents	123,034	123,034	—	—
Reinsurance recoverable, net (1)	373,878	—	—	373,878
Separate account assets	15,306,544	—	15,306,544	—
Total	$17,178,446	$139,976	$16,664,592	$373,878

Liabilities
Embedded derivative liability(2)	$397,311	$—	$—	$397,311

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.
26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$35,304	$35,304	$—	$—
Other government securities	2,213	—	2,213	—
Public utilities	90,579	—	90,579	—
Corporate securities	807,840	—	807,840	—
Residential mortgage-backed	30,373	—	30,373	—
Commercial mortgage-backed	136,414	—	136,414	—
Other asset-backed securities	75,910	—	75,910	—
Equity securities	—	—	—	—
Cash and cash equivalents	146,944	146,944	—	—
Reinsurance recoverable, net (1)	191,397	—	—	191,397
Separate account assets	13,489,116	—	13,489,116	—
Total	$15,006,090	$182,248	$14,632,445	$191,397

Liabilities
Embedded derivative liability(2)	$197,068	$—	$—	$197,068

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Represents the embedded derivative liability related to GMWB reserves included in reserves for future policy benefits and claims payable.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2020
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$373,878	$373,878	$—

Liabilities
Embedded derivative liability(2)	$397,311	$397,311	$—

	December 31, 2019
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$191,397	$191,397	$—

Liabilities
Embedded derivative liability(2)	$197,068	$197,068	$—
(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.
(2) Includes the embedded derivatives related to GMWB reserves.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

December 31, 2020
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$373,878	Discounted cash flow	Mortality(1)	0.01% - 23.52%	Decrease
			Lapse(2)	3.30% - 9.20%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5) Long-term Equity	0.33% - 1.57%	Decrease
			Volatility(6)	18.50% - 22.47%	Increase

Liabilities
Embedded derivative liability	$397,311	Discounted cash flow	Mortality(1)	0.04% - 21.53%	Decrease
			Lapse(2)	0.20% - 30.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 95.00%	Increase
			Nonperformance risk(5) Long-term Equity	0.33% - 1.57%	Decrease
			Volatility(6)	18.5% - 22.47%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

December 31, 2019
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net	$191,397	Discounted cash flow	Mortality(1)	0.01% - 19.69%	Decrease
			Lapse(2)	3.30% - 9.30%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5) Long-term Equity	0.00% - 1.18%	Decrease
			Volatility(6)	18.50% - 21.42%	Increase

Liabilities
Embedded derivative liability	$197,068	Discounted cash flow	Mortality(1)	0.04% - 18.64%	Decrease
			Lapse(2)	0.10% - 29.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 94.00%	Increase
			Nonperformance risk(5) Long-term Equity	0.00% - 1.18%	Decrease
			Volatility(6)	18.50% - 22.47%	Increase

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

GMWB reinsurance recoverable fair value calculations are based on the assuming Company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, lapse, mortality, and long-term market volatility.

The tables below provide rollforwards for 2020 and 2019 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement (in thousands). Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
	2020	Income	Income	Settlements	Level 3	2019
Assets
Reinsurance recoverable, net (1)	$191,397	$182,481	$—	$—	$—	$373,878

Liabilities
Embedded derivative liability	$(197,068)	$(200,243)	$—	$—	$—	$(397,311)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2019	Income	Income	Settlements	Level 3	2019
Assets
Reinsurance recoverable, net (1)	$183,771	$7,626	$—	$—	$—	$191,397

Liabilities
Embedded derivative liability	$(189,585)	$(7,483)	$—	$—	$—	$(197,068)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2020 or 2019. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2020 or 2019.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2020 and 2019, was as follows (in thousands):

	2020	2019
Assets
Reinsurance recoverable, net (1)	$182,481	$7,626

Liabilities
Embedded derivative liability	$(200,243)	$(7,483)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

			December 31, 2020		December 31, 2019
		Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Policy loans	Level 3	$399	$399	$382	$382
	Reinsurance recoverable, net (1)	Level 3	1,297,877	2,030,320	1,070,843	1,842,913

Liabilities
	Annuity reserves (2)	Level 3	$1,851,142	$2,678,971	$1,615,644	$2,471,090
	Securities lending payable	Level 2	1	1	255	255
	Separate account liabilities (3)	Level 2	15,306,544	15,306,544	13,489,116	13,489,116

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2)	Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3)	The values of separate account liabilities are set equal to the values of separate account assets.

5.    Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2020	2019	2018
Balance, beginning of year	$48,322	$71,338	$54,835
Deferrals of acquisition costs	6,149	5,964	6,433
Amortization related to:
Operations	2,057	(6,315)	(4,272)
Net realized (gains) losses	(65)	(135)	1
Total amortization	1,992	(6,450)	(4,271)
Unrealized investment (gains) losses	(17,264)	(22,530)	14,341
Balance, end of year	$39,199	$48,322	$71,338

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2020	2019	2018
Balance, beginning of year	$1,569	$2,646	$2,258
Deferrals of sales inducements	27	37	50
Amortization related to:
Operations	(204)	(265)	(235)
Net realized losses	6	13	—
Total amortization	(198)	(252)	(235)
Unrealized investment (gains) losses	(569)	(862)	573
Balance, end of year	$829	$1,569	$2,646

6.    Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Gross fees in 2020 and 2019 totaled $328.3 million and $313.7 million, with $295.2 million and $281.5 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Direct premiums	$260	$396	$316
Ceded premiums	(191)	(427)	(316)
Total premiums	$69	$(31)	$—

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Direct benefits	$9,574	$5,111	$3,008
Ceded benefits	(6,575)	(3,345)	(3,011)
Deferral of contract enhancements	—	—	(6)
Change in reserves, net of reinsurance	20,524	312	10,614
Total benefits	$23,523	$2,078	$10,605

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2020	2019
Reinsurance recoverable:
Ceded reserves	$1,745,349	$1,328,031
Ceded claims liability	67,106	35,042
Ceded claims paid	35,399	28,272
Ceded benefit payments/transfers	230,266	205,792
Total	$2,078,120	$1,597,137

Reinsurance recoverable from the Parent totaled $2,075.3 million and $1,594.3 million at December 31, 2020 and 2019, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2020	2019
Direct life insurance in-force	$125,833	$172,543
Amounts ceded to other companies	(75,761)	(109,470)
Net life insurance in-force	$50,072	$63,073

7.    Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2020	2019
Traditional life	$1,577	$1,810
Guaranteed benefits	471,884	263,771
Claims payable and Other	85,752	48,886
Total	$559,213	$314,467

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, lapse and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for other contract holder fund balances (in thousands):

	December 31,
	2020	2019
Interest-sensitive life	$4,816	$4,504
Variable annuity fixed option	1,464,227	1,208,714
Fixed annuity	433,995	452,187
Total	$1,903,038	$1,665,405

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. For fixed annuities, and
33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

variable annuity fixed option, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2020, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.95% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 1.83% average guaranteed rate.

At December 31, 2020 and 2019, approximately 92% and 91%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2020 and 2019, approximately 93% and 92%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2020
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$41.4	$882.8	$924.2
>1.0% - 2.0%	56.4	218.9	275.3
>2.0% - 3.0%	297.9	328.5	626.4
Total	$395.7	$1,430.2	$1,825.9

	December 31, 2019
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$39.9	$—	$39.9
>1.0% - 2.0%	49.2	846.6	895.8
>2.0% - 3.0%	322.5	333.7	656.2
Total	$411.6	$1,180.3	$1,591.9

8.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

At December 31, 2020 and 2019, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
			Net	Weighted	until
December 31, 2020	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$10,839.0	$82.5	66.1 years
GMWB - Premium only	0%	223.3	0.9
GMWB	0-5%*	18.4	0.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		2,271.6	16.9	67.4 years
GMWB - Highest anniversary only		231.0	2.1
GMWB		31.1	2.6
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	82.2	25.5		0.5 years
GMWB	0-8%*	11,039.0	366.0

					Average
					Period
			Net	Weighted	until
December 31, 2019	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$9,491.7	$79.1	65.8 years
GMWB - Premium only	0%	216.5	1.2
GMWB	0-5%*	19.0	0.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		2,076.4	17.9	66.9 years
GMWB - Highest anniversary only		216.8	2.3
GMWB		33.3	2.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	79.9	27.1		0.5 years
GMWB	0-8%*	9,670.3	459.0

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2020	2019
Equity	$9,382.1	$8,405.3
Bond	1,303.9	1,274.2
Balanced	2,398.2	1,882.0
Money market	74.0	47.1
Total	$13,158.2	$11,608.6

GMDB liabilities reflected in the general account were as follows (in millions):

	2019	2018
Balance at January 1	$53.4	$56.2
Incurred guaranteed benefits	9.5	(0.9)
Paid guaranteed benefits	(4.3)	(1.9)
Balance at December 31	$58.6	$53.4

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2020 and 2019 (except where otherwise noted):
1) Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
2) Mean investment performance assumption of 7.15% (2020) and 7.4% (2019) after investment management fees, but before investment advisory fees and mortality and expense charges.
3) Mortality equal to 38% to 100% of the IAM 2012 base table improved using Scale G through 2019 (2019: 24% to 100% of the Annuity 2000 table).
4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments.)
5) Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $397.3 million and $197.1 million at December 31, 2020 and 2019, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2020 and 2019, these GMWB reserves totaled $10.9 million and $9.1 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2020 and 2019, GMIB reserves totaled $3.6 million and $3.5 million, respectively.
36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

9.    Income Taxes

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to business that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company did not recognize a tax benefit as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Current tax (benefit) expense	$(15,612)	$1,148	$1,271
Deferred tax expense (benefit)	11,058	(1,382)	2,999
Income tax (benefit) expense	$(4,554)	$(234)	$4,270

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 21% were as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Income taxes at statutory rate	$10,685	$14,098	$11,072
State income taxes	(497)	—	—
Dividends received deduction	(11,718)	(11,789)	(8,578)
U.S. federal tax reform impact (1)	—	—	524
Provision for uncertain tax benefit	—	—	3,288
Foreign tax credits	(4,037)	(2,559)	(2,051)
Prior year deferred tax expense	1,005	—	—
Other	8	16	15
Income tax (benefit) expense	$(4,554)	$(234)	$4,270

Effective tax rate	-9.0%	-0.3%	8.1%

(1) For the year ended December 31, 2018, the expense is the result of change in tax rates under the Tax Cuts and Jobs Act.

For 2019 and 2018, the rate reconciling items for foreign tax credits and other items included a reclassification to conform with current year presentation.

Federal income taxes received from Jackson in 2020, 2019, and 2018 were $5.3 million, $3.9 million and $4.6 million, respectively.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2020	2019
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,949	$11,024
Deferred gain on reinsurance	31,103	35,711
Other	1,879	5,213
Total gross deferred tax asset	41,931	51,948

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(6,762)	(4,919)
Net unrealized gains on available for sale securities	(15,482)	(6,852)
Other investment items	(2,116)	(2,878)
Other	(8)	(46)
Total gross deferred tax liability	(24,368)	(14,695)

Net deferred tax asset	$17,563	$37,253

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2020, the Company concluded that it is more likely than not, that the $17.6 million of net deferred tax assets will be realized because the Company would be reimbursed for the utilization of any net operating losses or credits on a consolidated basis under the terms of the tax sharing agreement.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2020 and 2019, the Company held reserves related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation and a change in the calculation of its tax basis reserves. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2020	2019
Unrecognized tax benefit, beginning of year	$4,222	$4,222
Additions for tax positions identified	—	—
Decrease for DRD short-term gain position	(1,907)	—
Unrecognized tax benefit, end of year	$2,315	$4,222

The table above has been restated from prior year to remove accrued interest.
38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The Company recognizes interest and penalties accrued, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2020 or 2019. In 2018, the Company recognized interest and penalty expense of $0.5 million. For both 2020 and 2019, the Company had accrued interest of $1.3 million. The Company did not record any amounts for penalties related to unrecognized tax benefits during 2020, 2019, or 2018.

Based on information available as of December 31, 2020, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012. The Brooke Life federal consolidated tax return is currently under examination by the Internal Revenue Service for the 2017 tax year. The Company does not anticipate any material changes from this audit.

10.    Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2021 without prior approval is approximately $60.6 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $607.8 million and $612.7 million at December 31, 2020 and 2019, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $19.9 million, $27.1 million, and $31.5 million in 2020, 2019, and 2018, respectively.

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), the application of Curtate CARVM reserve valuation is required. The Company’s reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. This impacted fixed annuity reserves in both years presented in the annual financial statements and variable annuities in 2019 only. If the application of Curate CARVM reserve valuation were used, , statutory capital and surplus would have increased by $0.4 million and $7.7 million at December 31, 2020 and 2019, respectively, and statutory net income would have (decreased) increased by $(44) thousand, $(1.6) million, and $6.6 million, in 2020, 2019 and 2018, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus would have decreased by $0.7 million and $0.9 million as of December 31, 2020 and 2019, respectively. Additionally, net income would have increased by $0.2 million and decreased by $1.4 million, in 2020 and 2019, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporated VM-21 but also included an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves were not valued solely under VM-21 according to NAIC SAP, but rather, were valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased $24.8 million as of December 31, 2020. Additionally, 2020 net income would have increased $7.0 million.

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

The Company’s asset adequacy testing uses the cash flow testing methodology and the gross premium valuation methodology. Under New York’s prescribed assumptions, the cash flow testing methodology develops negative surplus in certain years and the gross premium valuation testing results in a deficiency of present value of benefits relative to reserves for certain products. New York Department of Financial Services (“NYDDS”) required the Company to establish additional reserves of $59.0 million and $39.0 million at December 31, 2020 and 2019, respectively. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased by $46.6 and $30.8 million at December 31, 2020 and 2019, respectively.

Effective December 31, 2020, the Company received approval from the New York State Department of Financial Services regarding the use of a permitted practice which allows early adoption of an exemption for ordinary life insurance certificates issued during 2020 that would be subject to VM-20 of the NAIC Valuation Manual. The exemption for companies meeting the conditions of APF 2020-09 will be part of the 2022 Valuation Manual. The permitted practice does not result in differences in net income or capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York, as reserves are established utilizing the same methodology as prior years. However, the additional PBR requirements are eliminated.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2020, the Company’s TAC was more than 1400% of the Company action level RBC.

11.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Prudential. The Company paid $1.5 million, $1.4 million, and $1.0 million to PPMA for investment advisory services during 2020, 2019, and 2018, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $38.7 million, $27.9 million, and $31.6 million in 2020, 2019, and 2018, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $1.8 million, $2.3 million, and $2.6 million in 2020, 2019, and 2018, respectively.

12.    Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. Effective January 1, 2020 employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual profit sharing contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $0.3 million in 2020, 2019, and 2018, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2020 and 2019, Jackson’s liability for the Company’s portion of such plans totaled $6.9 million and $6.4 million, respectively. There were no expenses related to these plans in 2020, 2019, or 2018.
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Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2020 and 2019

13.    Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2020	2019	2018
Balance, beginning of year	$33,346	$(2,336)	$17,614
OCI before reclassifications	33,115	34,611	(20,200)
Amounts reclassified from AOCI	(1,816)	1,071	(1,240)
Cumulative effects of changes in accounting principles	—	—	1,490
Balance, end of year	$64,645	$33,346	$(2,336)

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2020	2019	2018
Net unrealized investment loss:
Net realized loss on investments	$(2,363)	$1,385	$(1,579)	Net realized gains (losses) on investments
Other impaired securities	64	(29)	10	Net realized gains (losses) on investments
Net unrealized loss, before income taxes	(2,299)	1,356	(1,569)
Income tax benefit	483	(285)	329
Reclassifications, net of income taxes	$(1,816)	$1,071	$(1,240)

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